                            [ABN-AMRO FUNDS LOGO]


                             SEMI-ANNUAL REPORT

                                JUNE 30, 1999

TABLE OF CONTENTS

Schedule of Investments............    1
Statement of Assets and
   Liabilities.....................   38
Statement of Operations............   40
Statement of Changes in Net
   Assets..........................   42
Financial Highlights...............   50
Notes to Financial Statements......   64

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

      ABN AMRO is a registered service mark of ABN AMRO Holding N.V., the ultimate parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. All rights reserved. ABN AMRO Funds are distributed by First Data Distributors, Inc. which is not a bank affiliate.

                                                       JUNE 30, 1999 (Unaudited)
Schedule of Investments


TREASURY MONEY MARKET FUND(US)
[CHART]

                                                  NET OTHER ASSETS AND
                                                       LIABILITIES          U.S. TREASURY OBLIGATIONS     REPURCHASE AGREEMENTS
                                                  --------------------      -------------------------     ---------------------
% of Total Net Assets                                      0.2                        53.3                        46.5

                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 53.3%
  U.S. Treasury Bills (A)
    4.410%, 08/12/99........................................   $   20,000    $   19,897
    4.460%, 09/02/99........................................       20,000        19,844
    4.550%, 09/23/99........................................       20,000        19,785
  U.S. Treasury Notes
    6.375%, 07/15/99........................................       15,000        15,010
    5.875%, 08/31/99........................................       15,000        15,029
    5.750%, 09/30/99........................................       30,000        30,065
    5.625%, 11/30/99........................................       10,000        10,032
    5.875%, 02/15/00........................................       21,000        21,128
    6.375%, 05/15/00........................................       10,000        10,126
                                                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $160,916)...........................................                    160,916
                                                                             ----------

                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 46.5%
  J.P. Morgan
    4.760%, dated 06/30/99, matures 07/01/99, repurchase
    price $44,297,271 (collateralized by U.S. Treasury
    Instruments, total market value: $45,177,969)...........   $   44,291    $   44,291
  Morgan Stanley
    4.760%, dated 06/30/99, matures 07/01/99, repurchase
    price $12,642,563 (collateralized by U.S. Treasury
    Instruments, total market value: $13,020,144)...........       12,641        12,641
  Prudential Securities
    4.760%, dated 06/30/99, matures 07/01/99, repurchase
    price $12,301,266 (collateralized by U.S. Treasury
    Instruments, total market value: $12,546,387)...........       12,300        12,300
  Warburg
    4.760%, dated 06/30/99, matures 07/01/99, repurchase
    price $71,254,946 (collateralized by U.S. Treasury
    Instruments, total market value: $72,670,971)...........       71,246        71,245
                                                                             ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $140,477)...........................................                    140,477
                                                                             ----------
TOTAL INVESTMENTS - 99.8%
  (Cost $301,393)...........................................                    301,393
                                                                             ----------
NET OTHER ASSETS AND LIABILITIES - 0.2%                                             696
                                                                             ----------
TOTAL NET ASSETS - 100.0%...................................                 $  302,089
                                                                             ==========

------------------------------------------------------

(A)  Rate noted represents annualized yield at time of purchase.

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

GOVERNMENT MONEY MARKET FUND(US)
[CHART]

                                                               REPURCHASE AGREEMENTS AND NET          U.S. GOVERNMENT AGENCY
                                                                OTHER ASSETS AND LIABILITIES               OBLIGATIONS
                                                               -----------------------------          ----------------------
% of Total Net Assets                                                       37.9                               62.1

                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
U.S. GOVERNMENT
AGENCY OBLIGATIONS - 62.1%
  Fannie Mae
    5.080%, 09/24/99........................................   $   13,925    $   13,933
    5.100%, 03/16/00........................................        5,000         5,001
  Fannie Mae Discount Note (A)
    4.860%, 07/13/99........................................       18,111        18,082
    4.860%, 07/19/99........................................       14,107        14,073
  Fannie Mae MTN
    6.060%, 07/07/99........................................       10,000        10,002
    5.540%, 07/16/99........................................        5,000         5,000
    5.490%, 08/03/99........................................        6,000         5,999
    4.970%, 04/12/00........................................        4,000         3,999
    4.980%, 04/20/00........................................        5,000         4,997
  Federal Home Loan Bank
    5.540%, 07/13/99........................................        5,000         5,000
    4.790%, 02/04/00........................................        5,000         4,995
    4.910%, 02/09/00........................................       10,000        10,000
    4.950%, 02/17/00........................................        5,000         4,997
    5.000%, 02/24/00........................................        5,000         4,995
    5.160%, 03/08/00........................................       10,000         9,996
    4.970%, 04/20/00........................................       10,000         9,996
    5.415%, 06/14/00........................................        8,000         7,997
  Federal Home Loan Bank Discount Note (A)
    4.670%, 07/02/99........................................        8,000         7,999
  Freddie Mac Discount Note (A)
    4.800%, 07/06/99........................................       22,081        22,066
    4.840%, 07/09/99........................................        3,850         3,846
    4.850%, 07/15/99........................................       17,114        17,082
    4.830%, 07/16/99........................................        7,192         7,178

                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
  Freddie Mac Discount Note (A) (continued)
    5.000%, 07/20/99........................................   $    9,467    $    9,442
    4.750%, 07/23/99........................................       20,000        19,942
    4.950%, 08/05/99........................................        9,496         9,450
    4.867%, 08/10/99........................................       18,780        18,676
    4.930%, 08/12/99........................................        6,700         6,662
    4.940%, 08/16/99........................................       15,500        15,402
    4.930%, 08/19/99........................................       15,000        14,899
  Student Loan Marketing Association (B)
    5.469%, 07/15/99........................................       10,000        10,000
    5.319%, 08/19/99........................................        5,000         5,000
                                                                             ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $306,706)...........................................                    306,706
                                                                             ----------
REPURCHASE AGREEMENTS - 37.8%
  J.P. Morgan
    4.910%, dated 06/30/99, matures 07/01/99, repurchase
    price $105,430,408 (collateralized by U.S. Government
    Agency Instrument, total market value: $107,524,351)....      105,416       105,416
  Morgan Stanley Mortgage
    4.910%, dated 06/30/99, matures 07/01/99, repurchase
    price $20,104,320 (collateralized by U.S. Government
    Agency Instruments, total market value: $20,519,717)....       20,102        20,102
  Prudential Securities
    4.910%, dated 06/30/99, matures 07/01/99, repurchase
    price $61,504,253 (collateralized by U.S. Government
    Agency Instruments, total market value: $62,725,789)....       61,496        61,496
                                                                             ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $187,014)...........................................                    187,014
                                                                             ----------
TOTAL INVESTMENTS - 99.9%
  (Cost $493,720)...........................................                    493,720
                                                                             ----------
NET OTHER ASSETS AND LIABILITIES - 0.1%                                             425
                                                                             ----------
TOTAL NET ASSETS - 100.0%...................................                 $  494,145
                                                                             ==========

------------------------------------------------------
(A)  Rate noted represents annualized yield at the time of purchase.
(B) Variable rate instrument. The rate reported on the Schedule of Investments is the rate in effect on June 30, 1999.
MTN  Medium Term Note

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments


MONEY MARKET FUND(US)
[CHART]

                                                                                                                  REPURCHASE
                                                                                                              AGREEMENTS AND NET
                                                                                        CERTIFICATES OF        OTHER ASSETS AND
                                             BANK NOTES          COMMERCIAL PAPER           DEPOSIT              LIABILITIES
                                             ----------          ----------------       ---------------       ------------------
% of Total Net Assets                           3.7                    51.4                   30.3                   14.6

                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (A) - 51.4%
    American Express Credit
      4.860%, 07/07/99......................................   $   50,000    $   49,959
    Associates of North America
      4.975%, 07/21/99......................................       50,000        49,862
    AT & T
      5.170%, 07/16/99......................................       25,000        24,946
    Blue Ridge Asset Funding
      4.930%, 07/06/99......................................       12,000        11,992
      5.050%, 07/14/99......................................       25,000        24,954
      5.030%, 07/19/99......................................       15,000        14,962
    Enterprise Funding
      4.920%, 07/08/99......................................        8,041         8,033
    Ford Motor Credit
      4.857%, 07/08/99......................................       55,000        54,948
    General Electric Capital
      4.950%, 07/20/99......................................       20,000        19,948
      4.830%, 09/14/99......................................       20,000        19,799
      5.270%, 01/24/00......................................       15,000        14,545
    Household Finance
      5.077%, 07/13/99......................................       55,000        54,907
    International Lease Finance
      4.920%, 07/01/99......................................       18,000        18,000
      4.850%, 07/09/99......................................       25,000        24,973
    Merrill Lynch & Co.
      5.000%, 07/19/99......................................       20,000        19,950
      4.810%, 07/22/99......................................       35,000        34,902
    Morgan (J.P.) & Co.
      4.800%, 09/15/99......................................       15,000        14,848

                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
    Pacific Life Insurance
      5.650%, 07/01/99......................................   $   28,000    $   28,000
    Quincy Capital
      4.860%, 07/06/99......................................       20,000        19,987
      4.910%, 07/07/99......................................       10,000         9,992
    Receivables Capital
      4.860%, 07/06/99......................................       15,000        14,990
    Transamerica
      5.780%, 07/01/99......................................       19,400        19,400
    Variable Funding Capital
      5.000%, 07/21/99......................................       20,000        19,944
    Wells Fargo
      5.500%, 07/01/99......................................       15,000        15,000
      4.950%, 07/12/99......................................       20,000        19,970
      4.810%, 08/17/99......................................       20,000        19,873
                                                                             ----------
TOTAL COMMERCIAL PAPER
  (Cost $628,684)...........................................                    628,684
                                                                             ----------
CERTIFICATES OF DEPOSIT - 30.3%
    Bank of Montreal (NY)
      5.09%, 04/17/00.......................................       10,000         9,998
    Bank of Nova Scotia (NY)
      4.890%, 07/01//99.....................................       20,000        20,000
      5.000%, 08/26/99......................................       20,000        20,000
      5.130%, 09/22/99......................................       15,000        15,000
    Barclays Bank (NY)
      5.610%, 06/14/00......................................       12,000        11,996
    Bayerische Landesbank (NY)
      4.880%, 07/26/99......................................       20,000        19,999
      5.120%, 02/23/00......................................       20,000        19,994
      5.115%, 03/21/00......................................       10,000         9,987
      5.100%, 04/12/00......................................       15,000        14,999
    Chase Manhattan Bank
      5.000%, 08/26/99......................................       15,000        15,000
      4.930%, 10/05/99......................................       15,000        15,000
    Deutsche Bank (NY)
      5.020%, 01/12/00......................................       15,000        14,998
      5.060%, 04/17/00......................................       10,000         9,997
    Harris Trust & Savings
      4.850%, 07/07/99......................................       20,000        20,000
      4.970%, 07/16/99......................................       15,000        15,000
    Royal Bank of Canada (NY)
      4.830%, 07/19/99......................................       15,000        15,000
      5.600%, 08/23/99......................................        4,200         4,202
      4.970%, 02/02/00......................................       15,000        14,997
      4.970%, 02/03/00......................................       10,000         9,998
    Societe Generale (NY)
      5.710%, 07/02/99......................................       15,000        15,000
      4.900%, 07/12/99......................................       15,000        15,000
      5.025%, 01/14/00......................................       13,000        13,000
    Toronto Dominion Bank (NY)
      5.000%, 02/04/00......................................       10,000         9,998
      5.180%, 02/29/00......................................       10,000         9,997

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
United Bank of Switzerland (NY)
      5.400%, 05/30/00.............   $   12,000    $   11,984
      5.760%, 07/05/00.............       20,000        19,992
                                                    ----------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $371,136)..................                    371,136
                                                    ----------
BANK NOTES - 3.7%
    First National Bank of Chicago
      4.890%, 07/19/99.............       20,000        20,000
    First Union National Bank of
      North Carolina
      4.900%, 09/16/99.............       25,000        25,000
                                                    ----------
TOTAL BANK NOTES
  (Cost $45,000)...................                     45,000
                                                    ----------
REPURCHASE AGREEMENTS - 16.1%
    J.P. Morgan
      4.900%, dated 06/30/99,
      matures 07/01/99, repurchase
      price $92,232,652
      (collateralized by U.S.
      Government Agency
      Instruments, total market
      value: $94,064,503)..........       92,220        92,220
    Morgan Stanley Mortgage
      4.900%, dated 06/30/99,
      matures 07/01/99, repurchase
      price $27,162,087
      (collateralized by U.S.
      Government Agency
      Instruments, total market
      value: $27,752,544)..........       27,159        27,159
    Prudential Securities
      4.900%, dated 06/30/99, matures 07/01/99,
      repurchase price $77,400,710
      (collateralized by
      U.S. Government Agency
      and Treasury Instruments,
      total market value:
      $78,938,072).................       77,390        77,390
                                                    ----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $196,769)..................                    196,769
                                                    ----------
TOTAL INVESTMENTS - 101.5%
  (Cost $1,241,589)................                  1,241,589
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - (1.5)%              (18,468)
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $1,223,121
                                                    ==========

------------------------------------------------------
(A) Rate noted represents annualized yield at the time of purchase.
(NY)  New York

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments


TAX-EXEMPT MONEY MARKET FUND(US)
[CHART]

                                                  INVESTMENT COMPANIES
                                                AND NET OTHER ASSETS AND
                                                       LIABILITIES          MUNICIPAL BONDS          REPURCHASE AGREEMENT
                                                ------------------------    ---------------          --------------------
% of Total Net Assets                                      3.9                         89                          7.1

                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
MUNICIPAL BONDS - 89.0%
  ALABAMA - 2.1%
    Columbia County Pollution Control RB, Alabama Power Co.
     Project, Series C
      3.500%, 07/01/99 (1)..................................   $    6,250    $    6,250
                                                                             ----------
  ALASKA - 0.9%
    Valdez Marine Terminal RB
      Exxon Pipeline Co. Project
      3.400%, 07/01/99(1)...................................        2,600         2,600
                                                                             ----------
  ARIZONA - 5.6%
    Salt River Project TECP
      3.050%, 08/03/99......................................        1,900         1,900
      3.250%, 08/03/99......................................        2,000         2,000
      3.100%, 08/10/99......................................        2,000         2,000
      3.100%, 09/13/99......................................        5,000         5,000
      3.400%, 09/13/99......................................          500           500
    Tempe Excise Tax RB
      3.550%, 07/01/99 (1)..................................        5,300         5,300
                                                                             ----------
                                                                                 16,700
                                                                             ----------
  CALIFORNIA - 3.0%
    Los Angeles Unified School District TRAN, Series A
      4.500%, 07/01/99......................................        9,000         9,000
                                                                             ----------


                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
  FLORIDA - 10.6%
    Florida Municipal Power Agency TECP, Series 95-A
      3.150%, 07/14/99......................................   $    6,500    $    6,500
    Jacksonville Electric Authority TECP
      3.100%, 09/02/99......................................        2,000         2,000
      3.250%, 09/02/99......................................        2,150         2,150
      3.250%, 09/08/99......................................        8,000         8,000
    Sunshine State Governmental Financing Commission TECP
      3.050%, 08/05/99......................................       10,000        10,000
    Sunshine State Governmental Financing Commission TECP
      3.100%, 08/05/99 (1)..................................        3,000         3,000
                                                                             ----------
                                                                                 31,650
                                                                             ----------
  GEORGIA - 3.3%
    Monroe County Development Authority, Pollution Control
     RB
      Georgia Power Co., Series 2
      3.500%, 07/01/99 (1)..................................        1,350         1,350
    Monroe County Development Authority, Pollution Control
     RB
      Gulf Power Co., Series 2
      3.500%, 07/01/99 (1)..................................        3,500         3,500
    Putnam County Development Authority, Pollution Control
     RB
      Georgia Power Co.
      3.500%, 07/01/99 (1)..................................        5,000         5,000
                                                                             ----------
                                                                                  9,850
                                                                             ----------
  ILLINOIS - 1.1%
    Chicago Park District
      4.300%, 09/17/99......................................        3,000         3,005
    Illinois State Development Finance Authority RB
      Saint Xavier University
      3.550%, 07/07/99 (1)..................................          180           180
                                                                             ----------
                                                                                  3,185
                                                                             ----------
  INDIANA (1) - 3.8%
    Sullivan Pollution Control, Hoosier Energy Rural
     Electric, TECP
      3.100%, 08/02/99......................................        1,250         1,250
      3.050%, 08/03/99......................................          900           900
      3.050%, 08/03/99......................................        1,100         1,100

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
  INDIANA (1) (CONTINUED)
    Sullivan Pollution Control
      Hoosier Energy Rural Electric
      TECP, Series L-4
      3.300%, 07/13/99.............   $    1,100    $    1,100
    Sullivan Pollution Control
      Hoosier Energy Rural Electric
      TECP, Series L-5
      3.100%, 07/01/99.............        1,000         1,000
      3.150%, 07/13/99.............        4,000         4,000
    Sullivan Pollution Control
      Hoosier Energy Rural Electric
      TECP, Series L-6
      3.300%, 10/20/99.............        2,100         2,100
                                                    ----------
                                                        11,450
                                                    ----------
  IOWA - 2.4%
    Iowa State School Cash
      Anticipation Program Warrants
      Series A
      4.000%, 06/23/00.............        4,000         4,029
      Series B
      3.500%, 01/28/00.............        3,000         3,009
                                                    ----------
                                                         7,038
                                                    ----------
  KENTUCKY - 4.0%
    Jefferson County TECP
      3.100%, 09/01/99 (1).........        6,050         6,050
      3.150%, 09/16/99.............        4,000         4,000
    Jefferson County TECP
      3.400%, 10/01/99.............        2,000         2,000
                                                    ----------
                                                        12,050
                                                    ----------
  LOUISIANA - 1.7%
    Jefferson Parish Hospital
      Service RB
      District #2, FGIC
      3.500%, 07/01/99 (1).........        5,000         5,000
                                                    ----------
  MARYLAND - 3.4%
    Maryland State Health & Higher
      Education Facilities
      Authority RB
      Pooled Loan Program, Series B
      3.400%, 07/07/99 (1).........        4,100         4,100
    Maryland State Health & Higher
      Education Facilities
      Authority RB
      Pooled Loan Program, Series D
      3.750%, 07/07/99 (1).........        6,195         6,195
                                                    ----------
                                                        10,295
                                                    ----------

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
  MINNESOTA - 3.7%
    Becker, Pollution Control RB
      TECP
      Northern State Power Co.,
      Series 93-A
      3.250%, 10/13/99 (1).........   $    8,000    $    8,000
    Minnesota School Districts TRAN
      Series B
      2.950%, 02/24/00.............        3,000         3,000
                                                    ----------
                                                        11,000
                                                    ----------
  MISSISSIPPI - 1.0%
    Jackson County Ports Facilities
      RB
      Chevron, Inc. Project
      3.400%, 07/01/99 (1).........        3,000         3,000
                                                    ----------
  MISSOURI - 2.8%
    Missouri State Health &
      Educational
      Facilities Authority RB
      The Washington University,
      Series A
      3.450%, 07/01/99 (1).........        3,700         3,700
    Missouri State Health &
      Educational
      Facilities Authority RB
      The Washington University,
      Series B
      3.450%, 07/01/99 (1).........        4,600         4,600
                                                    ----------
                                                         8,300
                                                    ----------
  NEBRASKA - 2.6%
    Omaha Public Power District,
      TECP
      3.200%, 08/09/99.............        6,800         6,800
      3.350%, 10/18/99.............        1,000         1,000
                                                    ----------
                                                         7,800
                                                    ----------
  NEVADA - 2.0%
    Las Vegas Valley Water District
      TECP
      Series A
      3.100%, 07/08/99.............        6,000         6,000
                                                    ----------
  NEW MEXICO - 2.2%
    New Mexico State TRAN
      4.000%, 06/30/00.............        6,400         6,448
                                                    ----------

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
  NEW YORK - 4.6%
    Long Island Power Authority
      TECP
      3.000%, 07/15/99 (1).........   $    1,000    $    1,000
      3.100%, 08/19/99 (1).........        5,000         5,000
    New York, Series B
      4.000%, 07/01/99 (1).........        4,325         4,325
      4.000%, 07/01/99 (1).........        3,500         3,500
                                                    ----------
                                                        13,825
                                                    ----------
  OHIO - 2.0%
    Toledo-Lucas Port Authority,
      TECP
      CSX Transportation Project
      3.050%, 07/02/99 (1).........        6,000         6,000
                                                    ----------
  OKLAHOMA - 2.0%
    Muskogee Industrial Pollution
      Control
      Control RB, Oklahoma Gas &
      Electric, Series A
      3.550%, 07/01/99 (1).........        6,000         6,000
                                                    ----------
  SOUTH CAROLINA - 3.3%
    Piedmont Municipal Power Agency
      RB
      Series C, MBIA
      3.550%, 07/01/99 (1).........        6,400         6,400
    York County Pollution Control
      RB
      North Carolina Electric
         Project
      3.000%, 09/15/99 (1).........        3,350         3,350
                                                    ----------
                                                         9,750
                                                    ----------
  TEXAS - 9.6%
    Austin, TECP
      Combined Utility System,
      Series A
      2.900%, 07/12/99.............        3,000         3,000
    Austin, Travis & Williams TECP
      3.100%, 07/07/99.............       10,000        10,000
    Board of Regents of the
      University of Texas, TECP
      3.150%, 08/04/99.............        2,000         2,000
      3.300%, 08/04/99.............        2,000         2,000
    Harris County, Health
      Facilities Development Corp.,
      Texas Medical Center Project
      3.600%, 07/01/99 (1).........        5,100         5,100

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
  TEXAS (CONTINUED)
    Texas Higher Education
      Authority RB
      Series B, FGIC
      3.500%, 07/07/99 (1).........   $    1,645    $    1,645
    Texas State TRAN
      4.500%, 08/31/99.............        5,000         5,012
                                                    ----------
                                                        28,757
                                                    ----------
  VIRGINIA - 3.4%
    Peninsula Ports Authority TECP
      Coal Term RB
      3.100%, 07/20/99.............       10,000        10,000
                                                    ----------
  WISCONSIN - 3.7%
    Milwaukee TRAN, Series A
      3.500%, 02/24/00.............        3,500         3,505
    State of Wisconsin
      Transportation, TECP
      3.000%, 07/09/99.............        7,595         7,595
                                                    ----------
                                                        11,100
                                                    ----------
  WYOMING - 4.2%
    Gillette, Pollution Control RB
      3.500%, 07/01/99 (1).........        4,000         4,000
    Sweetwater County Pollution
      Control RB
      Pacific Corp. Projects, TECP
      3.050%, 07/06/99 (1).........        8,600         8,600
                                                    ----------
                                                        12,600
                                                    ----------
TOTAL MUNICIPAL BONDS
  (Cost $265,648)..................                    265,648
                                                    ----------
REPURCHASE AGREEMENT - 7.1%
    J.P. Morgan
      4.950%, dated 06/30/99, matures 07/01/99,
      repurchase price $21,317,355
      (collateralized by
      U.S. Government Agency
      Instruments, total market
      value: $21,740,713)..........       21,314        21,314
                                                    ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $21,314)...................                     21,314
                                                    ----------


    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                                       Market
Description                           Shares         Value (000)
----------------------------------------------------------------
INVESTMENT COMPANIES - 5.7%
    Dreyfus Tax-Exempt Cash
      Management..............       8,000,000       $    8,000
    Provident Mutual Money
      Market..................       9,000,000            9,000
                                                     ----------
TOTAL INVESTMENT COMPANIES
  (Cost $17,000)..............                           17,000
                                                     ----------
TOTAL INVESTMENTS - 101.8%
  (Cost $303,962).............                          303,962
                                                     ----------
NET OTHER ASSETS AND LIABILITIES - (1.8)%                (5,293)
                                                     ----------
TOTAL NET ASSETS - 100.0%.....                       $  298,669
                                                     ==========

------------------------------------------------------
(1)    Variable rate instrument. The rate reported on the Schedule of Investments is the rate in effect on June 30, 1999. The maturity date shown is the next scheduled reset date.
RB     Revenue Bond
TECP   Tax-Exempt Commercial Paper
TRAN   Tax & Revenue Anticipation Note

    The following organizations have provided underlying credit support for certain securities as defined in the Schedule of Investments:

FGIC   Financial Guaranty Insurance Corporation
MBIA   Municipal Bond Insurance Association

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments


FIXED INCOME FUND(US)
[CHART]

                                                                                                            REPURCHASE
                               U.S.          NON-U.S.                                                        AGREEMENT
                            GOVERNMENT      GOVERNMENT                                                        AND NET
                             MORTGAGE-       MORTGAGE-       CORPORATE         U.S.                        OTHER ASSETS
                              BACKED          BACKED         NOTES AND       TREASURY      ASSET BACKED         AND
                            SECURITIES      SECURITIES         BONDS        OBLIGATIONS     SECURITIES      LIABILITIES
                            ----------      ----------       ---------      -----------    ------------    ------------
% of Total Net Assets          34.8             1.8            30.5            17.9             5.1             0.8

                               U.S.
                            GOVERNMENT
                              AGENCY
                            OBLIGATIONS
                            -----------

% of Total Net Assets           9.1

                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES - 34.8%
  Fannie Mae, Pass Thru
    6.500%, 06/25/12, CMO
      Series 1999-41, Class PC, WI..........................   $    4,685    $    4,616
    6.500%, 03/01/14
      Pool # 323747.........................................        5,721         5,647
    7.500%, 05/01/27
      Pool # 421454.........................................        2,252         2,280
    6.500%, 05/01/28
      Pool # 436779.........................................        5,533         5,359
    7.500%, 08/01/28
      Pool # 323297.........................................        6,719         6,804
    7.000%, 02/01/29
      Pool # 323542.........................................        2,724         2,700
    7.000%, 03/01/29
      Pool # 323657.........................................        4,364         4,326
  Freddie Mac, REMIC
    7.000%, 04/15/12, CMO
      Series 2100, Class GB.................................        3,900         3,965
    6.500%, 05/15/24
      Series 2149, Class TF.................................        4,090         4,022
  Ginnie Mae, Pass Thru
    8.000%, 12/15/22
      Pool # 780945.........................................        1,975         2,042
    7.000%, 12/15/23
      Pool # 366646.........................................        2,637         2,609
    7.000%, 03/15/26
      Pool # 417290.........................................        3,434         3,398
    8.000%, 12/15/27
      Pool # 780750.........................................        1,571         1,617



                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
  Ginnie Mae (continued)
    6.500%, 05/15/28
      Pool # 462737.........................................   $    2,875    $    2,775
    7.000%, 05/15/29
      Pool # 487222.........................................        3,966         3,924
                                                                             ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
  (Cost $58,083)............................................                     56,084
                                                                             ----------
CORPORATE NOTES AND BONDS - 30.5%
  BASIC MATERIALS - 0.8%
    Rohm & Haas
      7.850%, 07/15/29 (A)..................................        1,300         1,299
                                                                             ----------
  CONSUMER CYCLICALS - 1.4%
    Federated Department Stores, Senior Notes
      8.125%, 10/15/02......................................        2,150         2,246
                                                                             ----------
  CONSUMER STAPLES - 2.1%
    Time Warner Entertainment
      7.250%, 09/01/08......................................        3,400         3,412
                                                                             ----------
  ENERGY - 2.8%
    Midamerican Energy (CalEnergy)
      8.480%, 09/15/28......................................        4,165         4,431
                                                                             ----------
  FINANCIAL - 5.3%
    Korea Development Bank
      7.125%, 04/22/04......................................        1,115         1,090
    Korea Development Bank
      7.375%, 09/17/04......................................        2,215         2,175
    National Rural Utilities Cooperative Finance
      5.300%, 09/25/03......................................        3,795         3,643
    Paine Webber Group, Senior Notes
      6.550%, 04/15/08......................................        1,740         1,634
                                                                             ----------
                                                                                  8,542
                                                                             ----------
  INDUSTRIAL - 5.4%
    Meritor Automotive
      6.800%, 02/15/09......................................        3,230         3,056
    Owens Corning
      7.500%, 05/01/05......................................        3,175         3,142
    Protection One Alarm
      7.375%, 08/15/05 (A)..................................        2,675         2,436
                                                                             ----------
                                                                                  8,634
                                                                             ----------
  TECHNOLOGY - 2.7%
    IBM, MTN
      5.625%, 04/12/04......................................        3,245         3,135
    IBM, Debenture
      6.500%, 01/15/28......................................        1,300         1,201
                                                                             ----------
                                                                                  4,336
                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
  TELECOMMUNICATIONS - 2.4%
    MCI WorldCom
      6.250%, 08/15/03.............   $    1,880    $    1,857
    360 Communications, Senior Notes
      7.125%, 03/01/03.............        2,055         2,086
                                                    ----------
                                                         3,943
                                                    ----------
  TRANSPORTATION - 1.9%
    Continental Airlines, Series
      99-2
      7.256%, 03/15/20.............        3,015         3,056
                                                    ----------
  UTILITIES - 5.7%
    Endesa-Chile Overseas, Yankee
      7.200%, 04/01/06.............        3,460         3,196
    Korea Electric Power, Yankee,
      Debentures
      6.000%, 12/01/26.............        3,440         3,316
    Long Island Lighting,
      Debentures
      8.200%, 03/15/23.............        2,570         2,734
                                                    ----------
                                                         9,246
                                                    ----------
TOTAL CORPORATE NOTES AND BONDS
  (Cost $50,116)...................                     49,145
                                                    ----------
U.S. TREASURY OBLIGATIONS - 17.9%
  U.S. Treasury Bonds
    5.250%, 02/15/29...............       11,300        10,142
    6.000%, 02/15/26...............        9,945         9,671
    7.250%, 05/15/16...............        1,625         1,783
  U.S. Treasury Notes
    4.875%, 03/31/01...............        2,500         2,474
    6.375%, 09/30/01...............        4,750         4,829
                                                    ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $29,536)...................                     28,899
                                                    ----------
U.S. GOVERNMENT
AGENCY OBLIGATIONS - 9.1%
  Fannie Mae
    5.625%, 05/14/04...............        4,100         4,001
    5.750%, 06/15/05...............        2,200         2,159
    5.510%, 04/19/02, MTN..........        2,280         2,239
    6.180%, 02/19/09, MTN..........        1,635         1,546
  Freddie Mac
    5.000%, 01/15/04...............        5,000         4,766
                                                    ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $14,834)...................                     14,711
                                                    ----------

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
ASSET-BACKED SECURITIES - 5.1%
  Advanta Equipment Receivables
    Series 1998-1, Class B
    6.100%, 12/15/06...............   $    2,753    $    2,755
  Asset Securitization
    Series 1995-MD4, Class A1
    7.100%, 08/13/29...............        4,849         4,921
  Chase Credit Card Master Trust
    Series 1997-5, Class A
    6.194%, 08/15/05...............          500           499
                                                    ----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $8,351)....................                      8,175
                                                    ----------
NON-U.S. GOVERNMENT
  MORTGAGE-BACKED SECURITY - 1.8%
  Amresco Securitized Net Interest
    Series 1997-1, Class A
    7.545%, 09/26/27 (A)...........        2,923         2,898
                                                    ----------
TOTAL NON-U.S. GOVERNMENT
  MORTGAGE-BACKED SECURITY
  (Cost $2,903)....................                      2,898
                                                    ----------
REPURCHASE AGREEMENT - 1.7%
    J.P. Morgan
      4.950%, dated 06/30/99,
      matures 07/01/99, repurchase
      price
      $2,802,759 (collateralized by
      U.S. Government Agency
      Instruments, total market
      value: $2,858,421)...........        2,802         2,802
                                                    ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $2,802)....................                      2,802
                                                    ----------
TOTAL INVESTMENTS - 100.9%
  (Cost $166,625)..................                    162,714
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - (0.9)%               (1,462)
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $  161,252
                                                    ==========

------------------------------------------------------
(A)     Securities exempt from registration pursuant to Rule 144A
        under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 1999, these securities amounted to $6,633,198, or 4.1% of net assets.
CMO     Collateralized Mortgage Obligation
MTN     Medium Term Note
REMIC   Real Estate Mortgage Investment Conduit
WI      When Issued Security

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments


INTERMEDIATE GOVERNMENT FIXED INCOME FUND(US)
[CHART]

                                 U.S. GOVERNMENT     U.S. GOVERNMENT
                                     AGENCY          MORTGAGE-BACKED      U.S. TREASURY        REPURCHASE       NET OTHER ASSETS
                                   OBLIGATIONS         SECURITIES          OBLIGATIONS          AGREEMENT        AND LIABILITIES
                                 ---------------     ---------------      -------------        ----------       ----------------
% of Total Net Assets                 21.6                37.4                38.1                 2.0                  0.9

                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 38.1%
  U.S. Treasury Notes
    5.000%, 04/30/01........................................   $    4,000    $    3,965
    5.750%, 08/15/03........................................        2,350         2,350
    7.000%, 07/15/06........................................        6,000         6,356
    6.125%, 08/15/07........................................        1,700         1,719
                                                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $14,512)............................................                     14,390
                                                                             ----------
U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES - 37.4%
  Fannie Mae, REMIC
    7.000%, 01/18/24, CMO
      Series 1997-63, Class D...............................        2,877         2,903
    5.795%, 02/25/29, CMO
      Series 1995-W5, Class A1..............................        2,000         1,977
  Freddie Mac, REMIC
    7.000%, 04/15/12
      Series 2100, Class GB.................................        1,320         1,342
    5.900%, 04/25/19
      Series 23, Class PG...................................        2,100         2,078
    6.750%, 04/15/20
      Series 1443, Class F..................................        2,386         2,403



                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
  Freddie Mac, REMIC (continued)
    6.500%, 01/15/22
      Series 2149, Class TR.................................   $    2,000    $    1,984
    6.250% 07/15/23
      Series 2020, Class C..................................        1,500         1,453
                                                                             ----------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES
  (Cost $14,257)............................................                     14,140
                                                                             ----------
U.S. GOVERNMENT
AGENCY OBLIGATIONS - 21.6%
  Fannie Mae
    5.750%, 04/15/03........................................        3,000         2,966
  Federal Farm Credit Bank
    6.710%, 04/25/01, MTN...................................        2,650         2,688
  Federal Home Loan Bank
    5.890%, 08/11/08........................................        2,600         2,493
                                                                             ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,300)......                      8,147
                                                                             ----------
REPURCHASE AGREEMENT - 2.0%
  J.P. Morgan
    4.950%, dated 06/30/99, matures 07/01/99, repurchase
    price $760,340 (collateralized by U.S. Government Agency
    Instruments, total market value: $775,440)..............          760           760
                                                                             ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $760)...............................................                        760
                                                                             ----------
TOTAL INVESTMENTS - 99.1%
  (Cost $37,829)............................................                     37,437
                                                                             ----------
NET OTHER ASSETS AND LIABILITIES - 0.9%                                             353
                                                                             ----------
TOTAL NET ASSETS - 100.0%...................................                 $   37,790
                                                                             ==========

------------------------------------------------------
CMO    Collateralized Mortgage Obligation
MTN    Medium Term Note
REMIC  Real Estate Mortgage Investment Conduit

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

TAX EXEMPT FIXED INCOME FUND(US)
[CHART]

                                                                                                          NET OTHER ASSETS AND
                                                     MUNICIPAL BONDS           INVESTMENT COMPANY              LIABILITIES
                                                     ---------------           ------------------         --------------------
% of Total Net Assets                                     96.9                         2.5                         0.6

                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
MUNICIPAL BONDS - 96.9%
  ARKANSAS - 6.2%
    Arkansas State Development Financial Authority,
     Wastewater System RB, Series A
      5.850%, 12/01/19......................................   $    1,000    $    1,036
    Jefferson County, Pollution Control RB
      Arkansas Power & Light Co.
      Project, AMBAC
      6.300%, 06/01/18......................................        1,000         1,081
                                                                             ----------
                                                                                  2,117
                                                                             ----------
  CALIFORNIA - 2.9%
    California State GO
      4.750%, 09/01/11......................................        1,000           978
                                                                             ----------
  FLORIDA - 3.0%
    Florida State Board
      Outlay GO, Series F
      5.500%, 06/01/19......................................        1,000         1,010
                                                                             ----------
  ILLINOIS - 9.1%
    Chicago, Metropolitan Water Reclamation District GO
      5.500%, 12/01/12......................................        1,000         1,039
    Cook County, Capital Improvement GO, FGIC
      5.750%, 11/15/12......................................        1,000         1,069


                                                                  Face         Market
Description                                                   Amount (000)   Value (000)
----------------------------------------------------------------------------------------
  ILLINOIS (CONTINUED)
    Lake County Illinois High School GO
      3.450%, 12/01/00......................................   $    1,000    $      996
                                                                             ----------
                                                                                  3,104
                                                                             ----------
  INDIANA - 2.6%
    Lake County Indiana GO, FSA
      4.125%, 07/15/00......................................          875           881
                                                                             ----------
  KENTUCKY - 2.9%
    Lexington-Fayette Urban County Detention Center Project
     GO
      4.250%, 05/01/03......................................        1,000           995
                                                                             ----------
  MARYLAND - 2.9%
    Washington Suburban Sanitary District GO
      5.000%, 06/01/13......................................        1,000           986
                                                                             ----------
  MICHIGAN - 3.0%
    Wayne State University RB
      5.375%, 11/15/14......................................        1,000         1,005
                                                                             ----------
  MINNESOTA - 2.9%
    Rochester Health Care Facilities, Mayo Clinic
      5.375%, 11/15/18......................................        1,000         1,001
                                                                             ----------
  MISSISSIPPI - 3.2%
    Mississippi State Hospital Equipment & Facilities
     Authority RB
      Baptist Medical Center Project, MBIA
      6.500%, 05/01/10......................................        1,000         1,085
                                                                             ----------
  MISSOURI - 9.7%
    Missouri State Health & Educational Facilities Authority
     RB, BJC Health Systems Project, Series A
      6.750%, 05/15/10......................................        2,000         2,282
    Missouri State University
      5.500%, 11/10/12......................................        1,000         1,020
                                                                             ----------
                                                                                  3,302
                                                                             ----------
  NEBRASKA - 2.9%
    American Public Energy Agency, Nebraska Gas Supply RB
     Series A, AMBAC
      4.500%, 06/01/03......................................        1,000         1,001
                                                                             ----------
  NEVADA - 7.9%
    Clark County Refunding & Transit Improvement RB, MBIA,
     Class A
      6.200%, 06/01/19......................................        1,000         1,082
    Nevada State Certificates-Real Property Corp. GO
      4.500%, 07/01/01......................................          605           610

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
  NEVADA (CONTINUED)
    Nevada State Municipal Bond
      Bank GO, Series A
      5.500%, 11/01/17.............   $    1,000    $    1,010
                                                    ----------
                                                         2,702
                                                    ----------
  NEW JERSEY - 2.9%
    New Jersey State Transportation
      Trust Fund RB, Series A
      5.000%, 06/15/15.............        1,000           969
                                                    ----------
  NEW YORK - 4.6%
    New York State Highway & Bridge
      Improvement Fund RB
      MBIA, Series A
      5.600%, 04/01/10.............        1,500         1,566
                                                    ----------
  OHIO - 2.9%
    Mentor, GO
      5.250%, 12/01/17.............        1,000           985
                                                    ----------
  OKLAHOMA - 3.1%
    Tulsa, Industrial Authority RB,
      St. John's Medical Center
      Project
      6.250%, 02/15/17.............        1,000         1,056
                                                    ----------
  TENNESSEE - 6.2%
    Knox County Tennessee Public
      Improvement GO
      5.250%, 04/01/14.............        1,060         1,059
    Shelby County School District
      GO, Series A
      5.850%, 06/01/17.............        1,000         1,064
                                                    ----------
                                                         2,123
                                                    ----------
  TEXAS - 9.1%
    Arlington, GO
      5.750%, 08/15/14.............        1,000         1,034
    San Antonio, Electric & Gas
      Utilities RB, MBIA
      5.375%, 02/01/18.............        1,000           989
    Victoria County, Hospital RB,
      AMBAC
      6.250%, 01/01/16.............        1,000         1,067
                                                    ----------
                                                         3,090
                                                    ----------

                                     Face Amount      Market
Description                          (000)/Shares   Value (000)
---------------------------------------------------------------
  VIRGINIA - 3.0%
    Virginia State Public Building
      Authority Public Facilities,
      RB
      Series A
      4.000%, 08/01/00.............   $    1,000    $    1,003
                                                    ----------
  WASHINGTON - 5.9%
    Chelan County Washington Public
      Utilities, RB
      5.375%, 06/01/18.............        1,000           987
    Washington State Public Power
      Supply System RB, Nuclear
      Project #1, Series C, AMBAC
      5.500%, 07/01/10.............        1,000         1,030
                                                    ----------
                                                         2,017
                                                    ----------
TOTAL MUNICIPAL BONDS
  (Cost $32,161)...................                     32,976
                                                    ----------
INVESTMENT COMPANY - 2.5%
  Provident Mutual Money Market....      868,721           869
                                                    ----------
TOTAL INVESTMENT COMPANY
  (Cost $869)......................                        869
                                                    ----------
TOTAL INVESTMENTS - 99.4%
  (Cost $33,030)...................                     33,845
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - 0.6%                    188
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $   34,033
                                                    ==========

------------------------------------------------------
GO        General Obligation
RB        Revenue Bond

    The following organizations have provided underlying credit support for certain securities as defined in the Schedule of Investments:

AMBAC     American Municipal Bond Assurance Corporation
FGIC      Financial Guaranty Insurance Corporation
FSA       Financial Security Assurance Company
MBIA      Municipal Bond Insurance Association


    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

INTERNATIONAL FIXED INCOME FUND(US)
[CHART]

                                   GOVERNMENT                              GOVERNMENT                           NET OTHER ASSETS
                                    NATIONAL              BANKS             AGENCIES            FINANCIAL        AND LIABILITIES
                                   ----------             -----            ----------           ---------       ----------------
% of Total Net Assets                 60.6                21.1                 14.0                3.3                  1.0

                                                                    Face           Market
Description                                                   Amount (000)(1)    Value (000)
--------------------------------------------------------------------------------------------
FOREIGN BONDS - 99.0%
  AUSTRALIA - 3.7%
    R&I Bank of Western Australia
      7.250%, 09/29/03......................................  $           400    $      273
    Treasury Corp. Victoria
      8.250%, 10/15/03......................................              400           283
                                                                                 ----------
                                                                                        556
                                                                                 ----------
  AUSTRIA - 4.6%
    Republic of Austria
      4.500%, 09/28/05......................................   JPY     70,000           686
                                                                                 ----------
  BELGIUM - 4.5%
    Kingdom of Belgium
      9.000%, 03/25/03......................................  EURO        558           676
                                                                                 ----------
  CANADA - 8.7%
    Canadian Government
      8.750%, 12/01/05......................................            1,000           796
      1.900%, 03/23/09......................................   JPY     62,000           512
                                                                                 ----------
                                                                                      1,308
                                                                                 ----------
  DENMARK - 8.4%
    Kingdom of Denmark
      7.000%, 12/15/04......................................            5,000           779
      7.000%, 11/10/24......................................            3,000           477
                                                                                 ----------
                                                                                      1,256
                                                                                 ----------



                                                                    Face           Market
Description                                                   Amount (000)(1)    Value (000)
--------------------------------------------------------------------------------------------
  FINLAND - 4.1%
    Republic of Finland
      8.250%, 06/25/02......................................   DEM      1,050    $      624
                                                                                 ----------
  FRANCE - 4.4%
    Government of France
      5.250%, 04/25/08......................................  EURO        297           320
      8.500%, 04/25/23......................................  EURO        229           334
                                                                                 ----------
                                                                                        654
                                                                                 ----------
  GERMANY - 7.1%
    Bundesrepublic Deutschland
      8.375%, 05/21/01......................................  EURO        511           575
    Deutsche Finance BV
      6.000%, 01/12/04......................................   NLG      1,000           497
                                                                                 ----------
                                                                                      1,072
                                                                                 ----------
  GREECE - 4.3%
    Hellenic Republic
      6.500%, 01/11/14......................................          200,000           642
                                                                                 ----------
  IRELAND - 3.7%
    Government of Ireland
      9.250%, 07/11/03......................................  EURO        450           557
                                                                                 ----------
  ITALY - 2.6%
    Republic of Italy
      5.000%, 12/15/04......................................   JPY     40,000           396
                                                                                 ----------
  JAPAN - 5.4%
    Export-Import Bank of Japan
      2.875%, 07/28/05......................................           90,000           809
                                                                                 ----------
  NETHERLANDS - 7.3%
    International Nederland Bank
      6.000%, 10/01/07......................................            1,000           491
    Kingdom of Netherlands
      8.250%, 06/15/02......................................  EURO        318           369
      7.500%, Principal Strip (A) 01/15/23..................  EURO        908           243
                                                                                 ----------
                                                                                      1,103
                                                                                 ----------
  NORWAY - 4.2%
    Government of Norway
      5.500%, 05/15/09......................................            5,000           627
                                                                                 ----------
  SPAIN - 2.3%
    Kingdom of Spain
      6.150%, 01/31/13......................................  EURO        301           342
                                                                                 ----------

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments


                                       Face           Market
Description                      Amount (000)(1)    Value (000)
---------------------------------------------------------------
  SUPERNATIONAL - 10.6%
    European Investment Bank
      8.000%, 06/10/03.........   GBP        700    $    1,181
    World Bank
      5.250%, 03/20/02.........   JPY     45,000           419
                                                    ----------
                                                         1,600
                                                    ----------
  SWEDEN - 4.8%
    Kingdom of Sweden
      13.000%, 06/15/01........            2,500           343
      6.000%, 02/09/05.........            3,000           376
                                                    ----------
                                                           719
                                                    ----------
  UNITED STATES - 8.3%
    Fannie Mae
      1.750%, 03/26/08
      Series E, MTN............   JPY     80,000           668
    Tennessee Valley Authority
      6.375%, 09/18/06.........   DEM      1,000           583
                                                    ----------
                                                         1,251
                                                    ----------
TOTAL FOREIGN BONDS
  (Cost $15,671)...............                         14,878
                                                    ----------
TOTAL INVESTMENTS - 99.0%
  (Cost $15,671)...............                         14,878
                                                    ----------
NET OTHER ASSETS AND LIABILITIES -1.0%                     147
                                                    ----------
TOTAL NET ASSETS - 100.0%......                     $   15,025
                                                    ==========

------------------------------------------------------
(1)     In local currency unless otherwise noted.
(A)     Zero coupon bond. Rate reflects effective yield to maturity.
DEM     Deutche Mark
EURO    European Monetary Unit
GBP     Great Britain Pounds
JPY     Japanese Yen
MTN     Medium Term Note
NLG     Netherland Guilders

As of June 30, 1999, the Fund had entered into the following forward foreign currency exchange contracts:

                                                                          Net Unrealized
                                                                           Appreciation
   Contracts to Deliver          In Exchange For      Settlement Date  (Depreciation) (000)
---------------------------  -----------------------  ---------------  --------------------
Norwegian Kroner  5,500,000  U.S. Dollars    713,831     08/12/99              $ 17
U.S. Dollars        713,831     EURO         663,018     08/12/99               (28)
U.S. Dollars      1,250,000     EURO       1,204,819     10/14/99                 1
                                                                               ----
                                                                               $(10)
                                                                               ====

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

BALANCED FUND(US)
[CHART]

                                                                                                       REPURCHASE
                                                                                                        AGREEMENT
                                                   U.S.                                                  AND NET
                                                GOVERNMENT                                  U.S.          OTHER
                        DOMESTIC     FOREIGN    MORTGAGE-     CORPORATE       U.S.       GOVERNMENT      ASSETS        ASSET-
                         COMMON       COMMON      BACKED      NOTES AND     TREASURY       AGENCY          AND         BACKED
                         STOCKS       STOCKS    SECURITIES      BONDS      OBLIGATIONS   OBLIGATIONS   LIABILITIES   SECURITIES
                        --------     -------    ----------    ---------    -----------   -----------   -----------   ----------




% of Total Net Assets     57.2          12.0        9.8          8.9           6.2           2.7           1.7           1.0

                        NON-U.S.
                       GOVERNMENT
                       MORTGAGE-
                         BACKED
                       SECURITIES
                       ----------

% of Total Net Assets     0.5

                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS - 57.2%
  BASIC MATERIALS - 1.7%
    Armco*..................................................        9,800    $       65
    Dow Chemical............................................        3,600           457
    E.I. duPont de Nemours..................................        7,000           478
    Lilly Industries, Class A...............................        3,600            67
    Mead....................................................        7,600           317
    Southdown...............................................        1,530            98
                                                                             ----------
                                                                                  1,482
                                                                             ----------
  CAPITAL GOODS - 4.1%
    Allied Signal...........................................        5,300           334
    Avery Dennison..........................................        4,100           248
    Borg-Warner Automotive..................................        1,400            77
    Caterpillar.............................................        7,000           420
    General Electric........................................       13,800         1,559
    Minnesota Mining & Manufacturing........................        5,200           452
    MOCON...................................................       11,400            67
    Terex*..................................................        1,600            49
    Timken..................................................       21,800           425
                                                                             ----------
                                                                                  3,631
                                                                             ----------
  COMMUNICATION SERVICES - 4.1%
    Ameritech...............................................        9,800           720
    AT&T....................................................       21,600         1,206
    Bell Atlantic...........................................        8,900           582
    GTE.....................................................        8,400           636



                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
  COMMUNICATION SERVICES (CONTINUED)
    US West.................................................        8,100    $      476
                                                                             ----------
                                                                                  3,620
                                                                             ----------
  CONSUMER CYCLICALS - 7.2%
    Advo Systems*...........................................        3,600            75
    American Greetings, Class A.............................       13,800           415
    Cendant*................................................       11,300           232
    Dayton-Hudson...........................................        6,500           423
    Dollar Thrifty Automotive*..............................        6,600           153
    Education Management*...................................        6,800           141
    Ford Motor..............................................       10,500           593
    Furniture Brands International*.........................        4,600           128
    Home Depot..............................................        9,300           599
    HON INDUSTRIES..........................................        3,200            93
    Horton, D. R............................................        1,700            28
    Interpublic Group.......................................        2,900           251
    Lone Star Industries....................................        2,400            90
    Mattel..................................................        5,900           156
    McGraw-Hill.............................................        6,600           356
    Mohawk Industries*......................................        3,900           118
    Pulitzer................................................        1,400            68
    Service International...................................       15,300           295
    Starwood Hotels & Resorts...............................       11,900           364
    USG.....................................................        5,800           325
    V.F.....................................................        8,200           351
    Wal Mart Stores.........................................       21,700         1,047
    Webb (Del E.)...........................................        2,810            67
                                                                             ----------
                                                                                  6,368
                                                                             ----------
  CONSUMER STAPLES - 6.4%
    Albertson's.............................................        4,600           237
    Avon Products...........................................        5,000           278
    Coca-Cola...............................................       12,900           806
    Colgate-Palmolive.......................................        2,700           267
    ConAgra.................................................       16,600           442
    Deluxe..................................................        7,700           300
    Gillette................................................        7,300           299
    McDonald's..............................................        5,800           240
    Merrill.................................................        5,800            84
    Newell Rubbermaid.......................................        4,600           214
    Philip Morris...........................................       11,200           450
    Procter & Gamble........................................        7,300           652
    Sara Lee................................................       13,600           309
    SUPERVALU...............................................       16,000           411
    Walt Disney.............................................       19,600           604
                                                                             ----------
                                                                                  5,593
                                                                             ----------
  ENERGY - 1.8%
    Exxon...................................................       11,700           902
    Mobil...................................................        6,300           624
    Veritas DGC*............................................        4,100            75
                                                                             ----------
                                                                                  1,601
                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments

                                                      Market
Description                             Shares      Value (000)
---------------------------------------------------------------
  FINANCIAL - 11.5%
    Allstate.......................        5,200    $      187
    American Express...............        3,400           442
    American International Group...        6,441           754
    Astoria Financial..............        5,400           237
    Bank of America................       12,200           894
    Chase Manhattan................        7,700           667
    Chicago Title..................        1,900            68
    CIGNA..........................        4,800           427
    CitiGroup......................       22,050         1,047
    Colonial BancGroup.............        6,500            91
    Community First Bankshares.....        3,200            76
    Damen Financial................        3,200            58
    Equity Residential Properties
      Trust........................        8,510           383
    Fannie Mae.....................        6,700           458
    Federated Investors, Class B...        8,800           158
    First American Financial.......        4,000            72
    Fleet Financial Group..........       11,300           501
    Fremont General................       13,400           253
    Golden State Bancorp*..........       16,800           370
    GreenPoint Financial...........        6,900           226
    Hartford Financial Services
      Group........................        5,800           338
    Hudson United Bancorp..........        3,000            92
    KeyCorp........................        5,300           170
    Liberty Financial..............        1,900            55
    Merrill Lynch..................        5,500           440
    Peoples Bancorp................       13,100           131
    Peoples Bancshares.............        3,700            75
    Peoples Bank Bridgeport........        5,500           167
    Peoples Heritage Financial
      Group........................        8,400           158
    Prosperity Bancshares..........        2,100            31
    Reliance Bancorp...............        4,700           130
    Staten Island Bancorp..........        6,300           113
    UCBH Holdings *................       36,735           659
    US Bancorp (PA)................        2,940            46
    Webster Financial..............        1,900            52
    WSFS Financial.................        8,300           122
                                                    ----------
                                                        10,148
                                                    ----------
  HEALTH CARE - 5.8%
    Abbott Labs....................        9,700           441
    American Home Products.........       11,300           650
    Amgen*.........................        4,800           292
    Bristol-Myers Squibb...........       10,800           761
    Eli Lilly......................        6,600           473
    HEALTHSOUTH*...................        7,500           112
    Johnson & Johnson..............        7,300           715
    Medtronic......................        5,100           397

                                                      Market
Description                             Shares      Value (000)
---------------------------------------------------------------
  HEALTH CARE (CONTINUED)
    OEC Medical Systems*...........        4,500    $      110
    Pfizer.........................        6,500           713
    Schering-Plough................        8,800           466
                                                    ----------
                                                         5,130
                                                    ----------
  TECHNOLOGY - 11.8%
    Automatic Data Processing......        5,900           260
    Best Software*.................        4,700            76
    Cisco Systems*.................       16,000         1,029
    Comdisco.......................       19,900           510
    Eastman Kodak..................        6,300           427
    EMC*...........................        7,400           407
    Harris.........................       10,500           412
    Hewlett Packard................        7,500           754
    Intel..........................       16,400           976
    International Business
      Machines.....................        8,000         1,034
    Kronos*........................        2,400           109
    Lucent Technologies............       13,600           917
    Microsoft*.....................       21,400         1,930
    National Data..................        1,700            73
    Pioneer-Standard Electronics...        8,700           104
    Pitney Bowes...................        2,300           148
    Sun Microsystems*..............        3,200           220
    Texas Instruments..............        4,300           624
    Xerox..........................        5,400           319
                                                    ----------
                                                        10,329
                                                    ----------
  TRANSPORTATION - 1.0%
    CNF Transportation.............        9,100           349
    Covenant Transport, Class A*...        6,500           102
    UAL*...........................        5,390           350
    US Freightways.................        1,900            88
                                                    ----------
                                                           889
                                                    ----------
  UTILITIES - 1.8%
    Columbia Energy Group..........        6,400           401
    Constellation Energy Group.....       10,700           317
    E'Town.........................        1,400            64
    Public Service Company of New
      Mexico.......................        4,300            85
    Southern.......................       14,300           379
    UtiliCorp United...............       13,500           328
                                                    ----------
                                                         1,574
                                                    ----------
TOTAL DOMESTIC COMMON STOCKS
  (Cost $37,599)...................                     50,365
                                                    ----------
FOREIGN COMMON STOCKS - 12.0%
  BASIC MATERIALS - 0.9%
    Akzo Nobel, ADR................        5,200           220
    Broken Hill Proprietary, ADR...       11,900           282
    Ispat International (VY reg.
      shares)......................        2,500            28


    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                                      Market
Description                             Shares      Value (000)
---------------------------------------------------------------
  BASIC MATERIALS (CONTINUED)
    Madeco, ADR....................        8,800    $       89
    Rhone Poulenc, ADR.............        4,300           198
                                                    ----------
                                                           817
                                                    ----------
  CAPITAL GOODS - 1.0%
    ABB, ADR.......................       18,000           245
    Empresas ICA, ADR..............        7,100            48
    Hitachi, ADR...................        4,500           425
    Kyocera, ADR...................        2,200           132
                                                    ----------
                                                           850
                                                    ----------
  COMMUNICATION SERVICES - 1.9%
    Cable & Wireless, ADR..........        6,100           242
    Grupo Televisa, GDR*...........        5,300           238
    Telefonica de Espana, ADR......        2,705           398
    Telefonos de Mexico, ADR.......        3,700           299
    Vodafone AirTouch, ADR.........        2,350           463
                                                    ----------
                                                         1,640
                                                    ----------
  CONSUMER CYCLICALS - 1.5%
    DaimlerChrysler AG.............        2,814           250
    MASISA, ADR....................        7,500            79
    Matsushita Electric Industrial,
      ADR..........................        1,900           377
    Newscorp, ADR..................        9,600           339
    Sony, ADR......................        2,800           309
                                                    ----------
                                                         1,354
                                                    ----------
  CONSUMER STAPLES - 1.5%
    Bass, ADR......................       13,191           197
    Buenos Aires Embotellado, ADR*
      (A)..........................        4,500            --
    Cadbury Schweppes, ADR.........        9,600           255
    Koninklijke Ahold, ADR.........        8,400           291
    Nestle, ADR....................        3,500           315
    Unilever, ADR..................        3,839           268
                                                    ----------
                                                         1,326
                                                    ----------
  ENERGY - 1.3%
    Norsk Hydro ASA, ADR...........        3,700           141
    Repsol, ADR....................       15,000           305
    Royal Dutch Petroleum, ADR.....        7,100           428
    Schlumberger...................        4,600           293
                                                    ----------
                                                         1,167
                                                    ----------
  FINANCIAL - 0.9%
    Aegon, ADR.....................        4,000           296
    Dresdner Bank, ADR.............        5,700           222
    National Australia Bank, ADR...        3,000    $      252
                                                    ----------
                                                           770
                                                    ----------

                                     Shares/Face      Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
  HEALTH CARE - 0.8%
    Novartis, ADR..................   $    4,159    $      304
    Novo-Nordisk, ADR..............        2,900           155
    Roche Holdings, ADR............        2,700           277
                                                    ----------
                                                           736
                                                    ----------
  TECHNOLOGY - 1.7%
    Alcatel Alsthom CGE, ADR.......        7,300           207
    Canon, ADR.....................        9,500           277
    Ericsson Telecommunications,
      ADR..........................       11,200           369
    Fuji Photo Film, ADR...........        6,000           228
    Nortel Networks................        4,500           391
                                                    ----------
                                                         1,472
                                                    ----------
  TRANSPORTATION - 0.4%
    Canadian Pacific...............        8,900           212
    KLM Royal Dutch Airlines.......        5,700           163
                                                    ----------
                                                           375
                                                    ----------
  UTILITIES - 0.1%
    Enersis, ADR...................        2,660            61
                                                    ----------
TOTAL FOREIGN COMMON STOCKS
  (Cost $6,289)....................                     10,568
                                                    ----------
U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES - 9.8%
  Fannie Mae, Pass Thru
    6.500%, 06/25/12, CMO Series
      1999-41, Class PC, WI........   $      750           739
    6.500%, 03/01/14 Pool #
      323747.......................          737           727
    7.500%, 05/01/27 Pool #
      421454.......................          293           297
    6.500%, 05/01/28 Pool #
      436779.......................          695           673
    7.500%, 08/01/28 Pool #
      323297.......................          902           913
    7.000%, 02/01/29 Pool #
      323542.......................          804           797
    7.000%, 03/01/29 Pool #
      323657.......................          734           727
  Freddie Mac, REMIC
    7.000%, 04/15/12, CMO
      Series 2100, Class GB........          540           549
    6.500%, 01/15/22, CMO
      Series 2149, Class TR........          635           624

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
  Ginnie Mae
    8.000%, 12/15/22 Pool #
      780945.......................   $      275    $      284
    7.000%, 12/15/23 Pool #
      366646.......................          433           428
    7.000%, 03/15/26 Pool #
      417290.......................          564           558
    8.000%, 12/15/27 Pool #
      780750.......................          226           233
    6.500%, 05/15/28 Pool #
      462737.......................          455           439
    7.000%, 05/15/29 Pool #
      487222.......................          634           628
                                                    ----------
TOTAL U.S. GOVERNMENT MORTGAGE-
  BACKED SECURITIES
  (Cost $8,753)....................                      8,616
                                                    ----------
CORPORATE NOTES AND BONDS - 8.9%
  BASIC MATERIALS - 0.2%
    Rohm & Haas
      7.850%, 07/15/29 (B).........          200           200
                                                    ----------
  CAPITAL GOODS - 0.5%
    Meritor Automotive
      6.800%, 02/15/09.............          445           421
                                                    ----------
  CONSUMER CYCLICALS - 0.4%
    Federated Department Stores,
      Senior Notes
      8.125%, 10/15/02.............          350           366
                                                    ----------
  CONSUMER STAPLES - 0.5%
    Time Warner Entertainment
      7.250%, 09/01/08.............          430           431
                                                    ----------
  ENERGY - 0.8%
    Midamerican Energy (CalEnergy)
      8.480%, 09/15/28.............          620           660
                                                    ----------
  FINANCIAL - 1.3%
    Korea Development Bank
      7.125%, 04/22/04.............          185           181
    Korea Development Bank
      7.375%, 09/17/04.............          360           354
    National Rural Utilities
      Cooperative Finance
      5.300%, 09/25/03.............          440           422
    Paine Webber Group, Senior
      Notes
      6.550%, 04/15/08.............          215           202
                                                    ----------
                                                         1,159
                                                    ----------

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
  INDUSTRIAL - 0.8%
    Owens Corning
      7.500%, 05/01/05.............   $      420    $      416
    Protection One Alarm 7.375%,
      08/15/05 (B).................          325           296
                                                    ----------
                                                           712
                                                    ----------
  TECHNOLOGY - 1.1%
    IBM, Debentures
      5.625%, 04/12/04.............          815           787
    IBM, MTN
      6.500%, 01/15/28.............          200           185
                                                    ----------
                                                           972
                                                    ----------
  TELECOMMUNICATIONS - 1.1%
    MCI WorldCom
      6.250%, 08/15/03.............          185           183
    360 Communications, Senior
      Notes
      7.125%, 03/01/03.............          750           761
                                                    ----------
                                                           944
                                                    ----------
  TRANSPORTATION - 0.6%
    Continental Airlines, Series
      99-2
      7.256%, 03/15/20.............          475           482
                                                    ----------
  UTILITIES - 1.6%
    Endesa-Chile Overseas, Yankee
      7.200%, 04/01/06.............          560           517
    Korea Electric Power, Yankee,
      Debentures
      6.000%, 12/01/26.............          515           496
    Long Island Lighting,
      Debentures
      8.200%, 03/15/23.............          400           426
                                                    ----------
                                                         1,439
                                                    ----------
TOTAL CORPORATE NOTES AND BONDS
  (Cost $8,091)....................                      7,786
                                                    ----------
U.S. TREASURY OBLIGATIONS - 6.2%
  U.S. Treasury Notes
    6.375%, 09/30/01...............        1,300         1,322
    5.750%, 08/15/03...............          730           730
  U.S. Treasury Bonds
    6.000%, 02/15/26...............        1,770         1,721
    5.250%, 02/15/29...............        1,900         1,705
                                                    ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,579)....................                      5,478
                                                    ----------


    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 2.7%
  Fannie Mae
    5.510%, 04/19/02, MTN..........   $      580    $      569
    5.625%, 05/14/04...............          600           586
    6.180%, 02/19/09, MTN..........          270           255
  Freddie Mac
    5.000%, 01/15/04...............          600           572
    5.125%, 10/15/08...............          400           363
                                                    ----------
TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (Cost $2,369)....................                      2,345
                                                    ----------
ASSET-BACKED SECURITIES - 1.0%
  Advanta Equipment Receivables
    Series 1998-1, Class B
    6.100%, 12/15/06...............          345           345
  Asset Securitization
    Series 1995-MD4, Class A1
    7.100%, 08/13/29...............          395           401
  Chase Credit Card Master Trust
    Series 1997-5, Class A
    6.194%, 08/15/05...............          125           125
                                                    ----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $885)......................                        871
                                                    ----------
NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITY - 0.5%
  Amresco Securitized Net Interest
    Series 1997-1, Class A, CMO
    7.545%, 09/26/27 (B)...........          487           483
                                                    ----------
TOTAL NON-U.S. GOVERNMENT
  MORTGAGE-BACKED SECURITY
  (Cost $484)......................                        483
                                                    ----------

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
REPURCHASE AGREEMENT - 2.5%
  J.P. Morgan
    4.950%, dated 06/30/99, matures
    07/01/99, repurchase price
    $2,226,733 (collateralized by
    U.S. Government Agency
    Instrument, total market value:
    $2,270,956)....................   $    2,226    $    2,226
                                                    ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $2,226)....................                      2,226
                                                    ----------
TOTAL INVESTMENTS - 100.8%
  (Cost $72,275)...................                     88,738
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - (0.8)%                 (751)
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $   87,987
                                                    ==========

------------------------------------------------------
*       Non-income producing security
(A)     Less than $500 at market value.
(B)     Securities exempt from registration pursuant to Rule 144A
        under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 1999, these securities amounted to $978,824 or 1.1% of net assets.
ADR     American Depositary Receipt
CMO     Collateralized Mortgage Obligation
GDR     Global Depositary Receipt
MTN     Medium Term Note
(PA)    Pennsylvania
REMIC   Real Estate Mortgage Investment Conduit
WI      When Issued Security

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments


VALUE FUND(US)
[CHART]

                         BASIC     CAPITAL    COMMUNICATIONS   CONSUMER    CONSUMER                           HEALTH
                       MATERIALS    GOODS        SERVICES      CYCLICALS   STAPLES     ENERGY    FINANCIAL     CARE     TECHNOLOGY
                       ---------   -------    --------------   ---------   --------    ------    ---------    ------    ----------
% of Total Net Assets     3.5        5.7            12.0         12.6        7.4        6.5        29.7        2.8         11.2

                                                    REPURCHASE
                       TRANSPORTATION   UTILITIES   AGREEMENT    NET OTHER ASSETS & LIABILITIES
                       --------------   ---------   ----------   ------------------------------
% of Total Net Assets        2.9            6.0         2.3                  (2.6)

                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
COMMON STOCKS - 100.3%
  BASIC MATERIALS - 3.5%
    Dow Chemical............................................       30,400    $    3,857
    Mead....................................................       59,200         2,472
                                                                             ----------
                                                                                  6,329
                                                                             ----------
  CAPITAL GOODS - 5.7%
    Caterpillar.............................................       52,200         3,132
    Minnesota Mining & Manufacturing........................       41,300         3,591
    MOCON...................................................       67,050           394
    Timken..................................................      161,400         3,147
                                                                             ----------
                                                                                 10,264
                                                                             ----------
  COMMUNICATIONS SERVICES - 12.0%
    Ameritech...............................................       56,400         4,145
    AT&T....................................................      162,100         9,047
    GTE.....................................................       64,400         4,878
    US West.................................................       62,300         3,660
                                                                             ----------
                                                                                 21,730
                                                                             ----------



                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
  CONSUMER CYCLICALS - 12.6%
    American Greetings, Class A.............................      105,200    $    3,169
    Dayton-Hudson...........................................       50,400         3,276
    Ford Motor..............................................       89,800         5,068
    McGraw-Hill.............................................       54,400         2,934
    Starwood Hotels & Resorts...............................      101,900         3,114
    USG.....................................................       43,900         2,458
    V.F.....................................................       62,600         2,676
                                                                             ----------
                                                                                 22,695
                                                                             ----------
  CONSUMER STAPLES - 7.4%
    ConAgra.................................................      122,900         3,272
    Deluxe..................................................       62,200         2,422
    SUPERVALU...............................................      122,200         3,139
    Walt Disney.............................................      147,100         4,533
                                                                             ----------
                                                                                 13,366
                                                                             ----------
  ENERGY - 6.5%
    Exxon...................................................       89,000         6,864
    Mobil...................................................       49,200         4,871
                                                                             ----------
                                                                                 11,735
                                                                             ----------
  FINANCIAL - 29.7%
    Allstate................................................       41,900         1,503
    Astoria Financial.......................................       47,300         2,078
    Bank of America.........................................       93,200         6,833
    Chase Manhattan.........................................       59,000         5,111
    CIGNA...................................................       36,900         3,284
    CitiGroup...............................................      168,900         8,023
    Equity Residential Properties Trust.....................       67,700         3,051
    Fleet Financial Group...................................       79,400         3,523
    Fremont General.........................................      103,900         1,961
    Golden State Bancorp*...................................       99,300         2,185
    GreenPoint Financial....................................       56,100         1,841
    Hartford Financial Services Group.......................       45,100         2,630
    KeyCorp.................................................       51,000         1,638
    Merrill Lynch...........................................       42,500         3,397
    UCBH Holdings*..........................................      359,930         6,456
                                                                             ----------
                                                                                 53,514
                                                                             ----------
  HEALTH CARE - 2.8%
    American Home Products..................................       86,800         4,991
                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                     Shares/Face      Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
  TECHNOLOGY - 11.2%
    Comdisco.......................      149,600    $    3,834
    Eastman Kodak..................       48,500         3,286
    Harris.........................       61,900         2,426
    Hewlett Packard................       58,200         5,849
    Texas Instruments..............       32,900         4,771
                                                    ----------
                                                        20,166
                                                    ----------
  TRANSPORTATION - 2.9%
    CNF Transportation.............       68,000         2,609
    UAL*...........................       40,700         2,646
                                                    ----------
                                                         5,255
                                                    ----------
  UTILITIES - 6.0%
    Columbia Energy Group..........       47,100         2,953
    Constellation Energy Group.....       83,000         2,459
    Southern.......................      110,800         2,936
    UtiliCorp United...............       98,100         2,385
                                                    ----------
                                                        10,733
                                                    ----------
TOTAL COMMON STOCKS
  (Cost $151,397)..................                    180,778
                                                    ----------
REPURCHASE AGREEMENT - 2.3%
  J.P. Morgan
    4.950%, dated 06/30/99, matures
    07/01/99, repurchase price
    $4,202,982 (collateralized by
    U.S. Government Agency
    Instruments, total market
    value: $4,286,452).............   $    4,202         4,202
                                                    ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $4,202)....................                      4,202
                                                    ----------
TOTAL INVESTMENTS - 102.6%
  (Cost $155,599)..................                    184,980
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - (2.6)%               (4,775)
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $  180,205
                                                    ==========

------------------------------------------------------
* Non-income producing security

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments


GROWTH FUND(US)
[CHART]

                         BASIC     CAPITAL    COMMUNICATION   CONSUMER    CONSUMER                           HEALTH
                       MATERIALS    GOODS       SERVICES      CYCLICALS   STAPLES     ENERGY    FINANCIAL     CARE     TECHNOLOGY
                       ---------   -------    -------------   ---------   --------    ------    ---------    ------    ----------
% of Total Net Assets     0.9        7.5           7.6           15.0       12.1       2.6        13.4        12.9        24.1

                                        REPURCHASE                 NET OTHER ASSETS AND
                       TRANSPORTATION   AGREEMENT    UTILITIES         LIABILITIES
                       --------------   ----------   ---------    ---------------------
% of Total Net Assets        1.9            2.2         2.2                 -(2.4)%

                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
COMMON STOCKS - 100.2%
  BASIC MATERIALS - 0.9%
    Ecolab..................................................       41,900    $    1,828
                                                                             ----------
  CAPITAL GOODS - 7.5%
    General Electric........................................       51,700         5,842
    Republic Services*......................................      111,700         2,765
    Tyco International......................................       37,700         3,572
    Waste Management........................................       54,500         2,929
                                                                             ----------
                                                                                 15,108
                                                                             ----------
  COMMUNICATION SERVICES - 7.6%
    AT&T....................................................       54,300         3,031
    Ameritech...............................................       41,900         3,080
    BellSouth...............................................       69,400         3,253
    Century Telephone Enterprises...........................       56,325         2,239
    MCI WorldCom*...........................................       30,100         2,590
    MediaOne*...............................................       14,600         1,086
                                                                             ----------
                                                                                 15,279
                                                                             ----------
  CONSUMER CYCLICALS - 15.0%
    Amazon.com*.............................................        5,500           688
    Carnival................................................       44,700         2,168
    Cendant*................................................      127,200         2,608
    Dollar General..........................................       93,937         2,724
    Harley Davidson.........................................       50,300         2,735
    Home Depot..............................................       64,800         4,176
    Interpublic Group.......................................       28,600         2,477



                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
  CONSUMER CYCLICALS (CONTINUED)
    Lowe's Companies........................................       45,300    $    2,568
    Robert Half International*..............................       37,600           978
    Snyder Communications*..................................       74,000         2,423
    Staples*................................................       97,650         3,021
    Wal-Mart Stores.........................................       77,200         3,725
                                                                             ----------
                                                                                 30,291
                                                                             ----------
  CONSUMER STAPLES - 12.1%
    Avon Products...........................................       23,900         1,326
    Cardinal Health.........................................       37,800         2,424
    Clear Channel Communications*...........................       35,400         2,440
    Colgate-Palmolive.......................................       26,000         2,567
    CVS.....................................................       40,300         2,045
    Kroger*.................................................       62,800         1,754
    Newell Rubbermaid.......................................       32,700         1,521
    Procter & Gamble........................................       18,100         1,615
    Safeway*................................................       76,800         3,802
    Starbucks*..............................................       60,400         2,269
    Time Warner.............................................       35,000         2,573
                                                                             ----------
                                                                                 24,336
                                                                             ----------
  ENERGY - 2.6%
    Conoco, Class A.........................................       41,000         1,143
    Mobil...................................................       41,700         4,128
                                                                             ----------
                                                                                  5,271
                                                                             ----------
  FINANCIAL - 13.4%
    American International Group............................       32,616         3,818
    Bank of New York........................................       48,800         1,790
    Bank One................................................       62,530         3,724
    Bank of America.........................................       38,100         2,793
    CitiGroup...............................................       61,650         2,928
    First Union.............................................       53,600         2,519
    GreenPoint Financial....................................       52,400         1,719
    Morgan Stanley Dean Witter..............................       20,100         2,060
    U.S. Bancorp............................................       51,700         1,758
    Washington Mutual.......................................       36,000         1,274
    Wells Fargo.............................................       62,000         2,651
                                                                             ----------
                                                                                 27,034
                                                                             ----------
  HEALTH CARE - 12.9%
    Abbott Laboratories.....................................       61,800         2,812
    Bristol-Myers Squibb....................................       48,600         3,423
    Guidant.................................................       37,600         1,934
    Health Management Associates*...........................       89,450         1,006
    IMS Health..............................................       52,000         1,625
    Johnson & Johnson.......................................       21,000         2,058
    Medtronic...............................................       30,600         2,383
    Pfizer..................................................       27,900         3,062

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                                      Market
Description                             Shares      Value (000)
---------------------------------------------------------------
  HEALTH CARE (CONTINUED)
    Schering-Plough................       71,700    $    3,800
    Warner Lambert.................       29,600         2,054
    Watson Pharmaceuticals*........       52,000         1,823
                                                    ----------
                                                        25,980
                                                    ----------
  TECHNOLOGY - 24.1%
    At Home, Series A*.............        8,542           461
    BMC Software*..................       53,000         2,862
    Cisco Systems*.................      107,050         6,885
    Concord EFS*...................       21,450           908
    EMC*...........................       35,800         1,969
    Galileo International..........       46,700         2,496
    Intel..........................       29,600         1,761
    International Business
      Machines.....................       33,400         4,317
    Lucent Technologies............       34,485         2,326
    Microsoft*.....................       77,000         6,944
    Oracle*........................       70,000         2,599
    RealNetworks*..................        6,200           427
    Sterling Commerce*.............       93,300         3,405
    Sun Microsystems*..............       38,400         2,645
    Tellabs*.......................       35,600         2,405
    Texas Instruments..............       14,300         2,074
    Xerox..........................       71,800         4,241
                                                    ----------
                                                        48,725
                                                    ----------
  TRANSPORTATION - 1.9%
    ComAir Holdings................       60,300         1,255
    Southwest Airlines.............       82,950         2,582
                                                    ----------
                                                         3,837
                                                    ----------
  UTILITIES - 2.2%
    AES*...........................       24,600         1,430
    Williams Companies.............       69,800         2,971
                                                    ----------
                                                         4,401
                                                    ----------
TOTAL COMMON STOCKS
  (Cost $139,674)..................                    202,090
                                                    ----------

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
REPURCHASE AGREEMENT - 2.2%
  J.P. Morgan
    4.950%, dated 06/30/99, matures
    07/01/99, repurchase price
    $4,444,029 (collateralized by
    U.S. Government Agency
    Instruments, total market
    value: $4,532,287).............   $    4,443    $    4,443
                                                    ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $4,443)....................                      4,443
                                                    ----------
TOTAL INVESTMENTS - 102.4%
  (Cost $144,117)..................                    206,533
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - (2.4)%               (4,917)
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $  201,616
                                                    ==========

------------------------------------------------------
* Non-income producing security

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments


INTERNATIONAL EQUITY FUND(US)
[CHART]

                                   COMMUNICATION                CONSUMER   CONSUMER     HEALTH               CAPITAL      BASIC
                       FINANCIAL     SERVICES      TECHNOLOGY   STAPLES    CYCLICALS     CARE      ENERGY     GOODS     MATERIALS
                       ---------   -------------   ----------   --------   ---------    ------     ------    -------    ---------

% of Total Net Assets    24.2          16.9           14.8        10.3        9.2        8.7        6.5        5.7         1.1

                                       NET
                                      OTHER
                                     ASSETS
                                       AND
                       UTILITIES   LIABILITIES   TRANSPORTATION
                       ---------   -----------   --------------
% of Total Net Assets     1.0          0.9             0.7

                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 99.1%
  AUSTRALIA - 2.9%
    Australia and New Zealand Banking Group.................      187,376    $    1,376
    Brambles Industries.....................................       60,000         1,578
    Telstra.................................................      250,000         1,431
                                                                             ----------
                                                                                  4,385
                                                                             ----------
  FINLAND - 1.9%
    Nokia Oyj...............................................       33,000         2,890
                                                                             ----------
  FRANCE - 12.4%
    Alstom*.................................................       47,100         1,480
    Axa.....................................................       15,000         1,828
    Elf Aquitaine...........................................       17,008         2,494
    Groupe Danone...........................................        7,500         1,932
    L'OREAL.................................................        2,300         1,553
    Sanofi-Synthelabo.......................................       40,312         1,709
    STMicroelectronics......................................       40,000         2,662
    Total Fina, Series B....................................       17,000         2,191
    Vivendi.................................................       37,656         3,048
                                                                             ----------
                                                                                 18,897
                                                                             ----------


                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
  GERMANY - 8.4%
    Allianz.................................................        7,200    $    1,996
    Bayer...................................................       40,000         1,665
    Deutsche Bank...........................................       27,777         1,693
    HypoVereinsbank.........................................       20,000         1,298
    Mannesmann..............................................       22,000         3,280
    SAP.....................................................        3,500         1,183
    Volkswagen..............................................       25,000         1,600
                                                                             ----------
                                                                                 12,715
                                                                             ----------
  HONG KONG - 2.2%
    HSBC Holdings...........................................       62,368         2,275
    Hutchison Whampoa.......................................      110,000           996
                                                                             ----------
                                                                                  3,271
                                                                             ----------
  IRELAND - 2.0%
    Allied Irish Banks......................................      101,180         1,330
    CRH.....................................................      100,825         1,782
                                                                             ----------
                                                                                  3,112
                                                                             ----------
  ITALY - 3.4%
    Assicurazioni Generali..................................       43,500         1,506
    Telecom Italia..........................................      230,000         2,389
    Telecom Italia Moblie...................................      200,000         1,193
                                                                             ----------
                                                                                  5,088
                                                                             ----------
  JAPAN - 16.8%
    Canon...................................................       90,000         2,590
    Fujitsu.................................................      100,000         2,013
    Ito-Yokado..............................................       30,000         2,009
    Kao.....................................................       70,000         1,968
    Matsushita Electric Industrial..........................      100,000         1,943
    Nippon Telegraph & Telephone............................          272         3,171
    Orix....................................................       20,000         1,786
    Rohm....................................................       12,000         1,867
    Secom...................................................       20,000         2,084
    Sony....................................................       20,000         2,158
    Takeda Chemical Industries..............................       40,000         1,855
    Toshiba.................................................      290,000         2,069
                                                                             ----------
                                                                                 25,513
                                                                             ----------
  MALAYSIA - 0.7% (NOTE 2)
    Genting.................................................       60,000           229
    Malayan Banking.........................................      110,000           330
    Sime Darby..............................................      180,000           236
    Telekom Malaysia........................................       90,000           336
                                                                             ----------
                                                                                  1,131
                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                                      Market
Description                             Shares      Value (000)
---------------------------------------------------------------
  NETHERLANDS - 9.6%
    AEGON..........................       31,440    $    2,279
    Akzo Nobel.....................       16,000           673
    ASM Lithography Holding*.......       45,000         2,601
    Fortis.........................       50,000         1,543
    Getronics......................       35,000         1,345
    ING Groep......................       40,000         2,164
    Koninklijke Ahold..............       70,247         2,417
    Wolters Kluwer.................       40,000         1,591
                                                    ----------
                                                        14,613
                                                    ----------
  NEW ZEALAND - 2.1%
    Telecom Corporation of New
      Zealand......................      735,802         3,156
                                                    ----------
  PORTUGAL - 2.2%
    Jeronimo Martins, SGPS.........       51,996         1,716
    Portugal Telecom, Registered...       40,000         1,626
    Portugal Telecom, RTS (expires
      07/08/99)*...................       40,000            --
                                                    ----------
                                                         3,342
                                                    ----------
  SPAIN - 4.0%
    Banco Bilbao Vizcaya...........      135,000         1,949
    Endesa.........................       75,000         1,598
    Telefonica*....................       53,060         2,554
                                                    ----------
                                                         6,101
                                                    ----------
  SWEDEN - 5.3%
    ABB AB, Class B................       22,386         2,097
    Ericsson LM, Class B...........       80,000         2,568
    Skandia Forsakrings............      100,000         1,873
    WM-Data, Class B...............       40,000         1,527
                                                    ----------
                                                         8,065
                                                    ----------
  SWITZERLAND - 7.0%
    Adecco.........................        2,500         1,324
    Credit Suisse, Registered......       10,000         1,729
    Nestle, Registered.............        1,200         2,161
    Novartis, Registered...........        1,103         1,610
    Roche Holding, Class GS........          200         2,054
    Zurich Allied..................        3,000         1,705
                                                    ----------
                                                        10,583
                                                    ----------

                                                      Market
Description                             Shares      Value (000)
---------------------------------------------------------------
  UNITED KINGDOM - 18.2%
    BAA............................      114,880    $    1,105
    BP Amoco.......................      182,935         3,279
    Cable & Wireless...............      106,209         1,354
    Glaxo Wellcome.................      100,653         2,797
    Lloyds TSB Group...............      130,091         1,764
    Pearson........................      100,000         2,032
    Prudential.....................      175,643         2,586
    Rentokil Initial...............      250,000           973
    Shell Transport & Trading......      250,000         1,876
    SmithKline Beecham.............      193,898         2,521
    Standard Chartered.............      151,872         2,480
    Unilever.......................      214,285         1,908
    Vodafone Group.................      150,000         2,955
                                                    ----------
                                                        27,630
                                                    ----------
TOTAL FOREIGN COMMON STOCKS
  (Cost $109,708)..................                    150,492
                                                    ----------
TOTAL INVESTMENTS - 99.1%
  (Cost $109,708)..................                    150,492
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - 0.9%                  1,357
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $  151,849
                                                    ==========

------------------------------------------------------
*     Non-income producing security
RTS   Rights

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments

SMALL CAP GROWTH FUND(US)
[CHART]

                                    CONSUMER    CONSUMER    HEALTH                CAPITAL                       BASIC
                       TECHNOLOGY   CYCLICALS   STAPLES      CARE     FINANCIAL    GOODS     TRANSPORTATION   MATERIALS
                       ----------   ---------   --------    ------    ---------   -------    --------------   ---------

% of Total Net Assets     30.9        23.5        11.3       9.1         8.7        7.6            3.4           2.2

                                                  REPURCHASE
                                                   AGREEMENT
                                                    AND NET
                                                     OTHER
                                                    ASSETS
                       COMMUNICATION                  AND
                         SERVICES       ENERGY    LIABILITIES
                       -------------    ------    -----------
% of Total Net Assets       1.7          1.3           0.3

                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
  BASIC MATERIALS - 2.2%
    Spartech................................................       26,750    $      846
                                                                             ----------
  CAPITAL GOODS - 7.6%
    Applied Power...........................................       15,200           415
    NCI Building Systems*...................................       25,000           534
    Stericycle *............................................        8,950           121
    Teleflex................................................       15,000           652
    Tetra Tech*.............................................       32,843           542
    Zebra Technologies, Class A*............................       18,600           715
                                                                             ----------
                                                                                  2,979
                                                                             ----------
  COMMUNICATION SERVICES - 1.7%
    Transaction Network Service*............................       22,300           652
                                                                             ----------
  CONSUMER CYCLICALS - 23.5%
    Acxiom*.................................................       28,250           704
    American Management Systems*............................       15,600           500
    Catalina Marketing*.....................................       10,300           948
    CCC Information Services Group*.........................       21,350           275
    Daisytek International*.................................       17,950           293
    DeVry*..................................................       14,600           327
    Family Dollar Stores....................................       19,800           475
    Gentex*.................................................       34,850           976
    HA-LO Industries*.......................................       31,650           313
    MemberWorks*............................................        8,850           257
    NFO Worldwide*..........................................       18,050           253



                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
  CONSUMER CYCLICALS (CONTINUED)
    Profit Recovery Group International*....................       16,550   $       783
    QRS*....................................................       13,350         1,041
    Superior Services*......................................       21,650           578
    Tarrant Apparel Group*..................................       24,300           553
    Tiffany & Company.......................................        8,850           854
                                                                             ----------
                                                                                  9,130
                                                                             ----------
  CONSUMER STAPLES - 11.3%
    Casey's General Stores..................................       26,800           402
    Consolidated Graphics*..................................       15,300           765
    Emmis Communications*...................................        6,900           341
    G & K Services, Class A.................................        7,200           377
    Patterson Dental*.......................................       16,050           558
    Suiza Foods*............................................        9,350           392
    United Natural Foods*...................................       14,000           347
    USA Networks*...........................................       15,200           610
    Whole Foods Market*.....................................       12,350           594
                                                                             ----------
                                                                                  4,386
                                                                             ----------
  ENERGY - 1.3%
    Atwood Oceanics*........................................       16,900           528
                                                                             ----------
  FINANCIAL - 8.7%
    Century Business Services*..............................       27,050           392
    Cousins Properties......................................       10,800           365
    Duff & Phelps Credit Rating.............................        4,350           291
    E*TRADE Group*..........................................        1,800            72
    E.W. Blanch Holdings....................................        5,200           354
    HCC Insurance Holdings..................................       20,300           460
    Hudson United Bancorp...................................       12,050           369
    Jones Lang LaSalle*.....................................       13,600           405
    Radian Group............................................        5,300           259
    Reinsurance Group of America............................       11,550           407
                                                                             ----------
                                                                                  3,374
                                                                             ----------
  HEALTH CARE - 9.1%
    Advance Paradigm*.......................................        8,600           525
    Barr Laboratories*......................................        9,350           373
    Express Scripts, Class A*...............................       11,150           671
    IDEXX Laboratories*.....................................       16,550           386
    KV Pharmaceutical, Class A*.............................       11,550           179
    PSS World Medical*......................................       42,250           473
    Sabratek*...............................................       19,950           436
    Xomed Surgical Products*................................       10,450           509
                                                                             ----------
                                                                                  3,552
                                                                             ----------
  TECHNOLOGY - 30.9%
    Avant*..................................................       20,950           264
    BISYS Group*............................................       12,400           725
    CNET*...................................................        5,400           311
    Harbinger Corp..........................................       33,050           413
    hi/fn*..................................................        7,515           572

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                                      Market
Description                             Shares      Value (000)
---------------------------------------------------------------
  TECHNOLOGY (CONTINUED)
    HNC Software*..................       13,900    $      428
    Hyperion Solutions*............       20,100           358
    INSpire Insurance Solutions*...       16,400           238
    Mercury Interactive*...........       14,150           501
    Microchip Technology*..........       10,050           476
    Micros Systems*................       16,700           568
    National Computer Systems......       10,650           359
    National Data..................       15,700           671
    New Era of Networks*...........        9,160           402
    Pervasive Software*............       22,250           553
    PMC-Sierra*....................       19,250         1,135
    RealNetworks*..................        1,700           117
    Rogue Wave Software*...........       19,600           179
    SEI Investments................        2,500           221
    Symbol Technologies............       15,225           561
    TSI International Software*....       14,700           417
    VeriSign*......................        2,000           173
    VERITAS Software*..............        7,480           710
    Verity*........................       11,700           634
    Vitesse Semiconductor*.........        8,600           580
    Wind River Systems*............       30,200           485
                                                    ----------
                                                        12,051
                                                    ----------
  TRANSPORTATION - 3.4%
    Coach USA*.....................        7,000           293
    Expeditors International of
      Washington...................       32,100           875
    Knight Transportation*.........        7,550           161
                                                    ----------
                                                         1,329
                                                    ----------
TOTAL COMMON STOCKS
  (Cost $33,288)...................                     38,827
                                                    ----------

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
REPURCHASE AGREEMENT - 1.1%
  J.P. Morgan
    4.950%, dated 06/30/99, matures
    07/01/99, repurchase price
    $412,634 (collateralized by
    U.S. Government Agency
    Instruments, total market
    value: $420,829)...............   $      413    $      413
                                                    ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $413)......................                        413
                                                    ----------
TOTAL INVESTMENTS - 100.8%
  (Cost $33,701)...................                     39,240
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - (0.8)%                 (312)
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $   38,928
                                                    ==========

------------------------------------------------------
* Non-income producing security

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments


REAL ESTATE FUND(US)
[CHART]

                         OFFICE                                                                      REPURCHASE
                       PROPERTIES   RESIDENTIAL    RETAIL     INDUSTRIAL    HOTELS     DIVERSIFIED   AGREEMENT      LAND
                       ----------   -----------    ------     ----------    ------     -----------   ----------     ----

% of Total Net Assets     25.8          20.9        19.2         9.8          8.1           8.0         3.5          2.1

                                       NET
                                      OTHER
                                     ASSETS
                                       AND
                        STORAGE    LIABILITIES
                        -------    -----------
% of Total Net Assets     1.8          0.8

                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
COMMON STOCKS - 95.7%
  DIVERSIFIED - 8.0%
    Colonial Properties Trust...............................        5,300    $      150
    Crescent Real Estate Equities...........................        5,100           121
    Pacific Gulf Properties.................................        1,900            43
    Reckson Service Industries*.............................        1,440            22
    Vornado Operating*......................................          430             3
    Vornado Realty Trust....................................        8,600           304
                                                                             ----------
                                                                                    643
                                                                             ----------
  HOTELS - 8.1%
    Host Marriott...........................................       14,000           166
    Interstate Hotels*......................................          666             3
    Starwood Hotels & Resorts...............................       12,600           385
    Wyndham Hotel...........................................       20,000            90
                                                                             ----------
                                                                                    644
                                                                             ----------
  INDUSTRIAL - 9.8%
    Centerpoint Properties..................................        6,900           253
    Duke Realty Investments.................................        7,800           176
    Prologis Trust..........................................       12,000           243
    Weeks...................................................        3,500           107
                                                                             ----------
                                                                                    779


                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
                                                                             ----------
  LAND - 2.1%
    Catellus Development*...................................       10,600    $      164
                                                                             ----------
  OFFICE PROPERTIES - 25.8%
    Alexandria Real Estate..................................        5,100           159
    Arden Realty............................................        6,100           150
    Boston Properties.......................................        8,000           287
    Equity Office Properties Trust..........................       20,800           533
    Highwoods Properties....................................        5,200           143
    Parkway Properties......................................        2,500            83
    Reckson Associates Realty...............................        8,500           200
    Spieker Properties......................................        6,300           245
    Trizec Hahn.............................................       12,800           261
                                                                             ----------
                                                                                  2,061
                                                                             ----------
  RESIDENTIAL - 20.9%
    Apartment Investment & Management.......................        3,700           158
    Archstone Communities Trust.............................       10,500           230
    Avalon Bay Communities..................................        6,864           254
    BRE Properties, Class A.................................        8,900           231
    Equity Residential Properties Trust.....................        9,300           419
    Manufactured Home Communities...........................        8,100           211
    Post Properties.........................................        4,100           168
                                                                             ----------
                                                                                  1,671
                                                                             ----------
  RETAIL - 19.2%
    CBL & Associates Properties.............................        4,000           106
    Chelsea GCA Realty......................................        1,200            44
    Developers Diversified Realty...........................        7,000           116
    Federal Realty Investment Trust.........................        4,100            94
    General Growth Properties...............................        2,300            82
    Kimco Realty............................................        7,200           282
    Mills Corporation.......................................        7,000           152
    Pan Pacific Retail Properties...........................        7,200           140
    Rouse...................................................        4,500           114
    Simon Property Group....................................        9,500           241
    Tanger Factory Outlet Centers...........................        1,200            31
    Weingarten Realty Investors.............................        3,200           134
                                                                             ----------
                                                                                  1,536
                                                                             ----------
  STORAGE - 1.8%
    Shurgard Storage Centers................................        5,400           146
                                                                             ----------
TOTAL COMMON STOCKS
  (Cost $7,768).............................................                      7,644
                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                         Face         Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
REPURCHASE AGREEMENT - 3.5%
  Morgan Stanley
    4.500%, dated 06/30/99, matures
    07/01/99, repurchase price
    $282,526 (collateralized by
    U.S. Treasury Note, total
    market value: $289,582)........   $      282    $      282
                                                    ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $282)......................                        282
                                                    ----------
TOTAL INVESTMENTS - 99.2%
  (Cost $8,050)....................                      7,926
                                                    ----------
NET OTHER ASSETS AND
LIABILITIES - 0.8% ................                         63
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $    7,989
                                                    ==========

------------------------------------------------------
* Non-income producing security

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments


ASIAN TIGERS FUND(US)
[CHART]

                                                                                      NET
                                                                                     OTHER
                                                                                    ASSETS
                                               CONSUMER                  REAL         AND                         MUTUAL
                       UTILITIES   FINANCIAL   STAPLES    TECHNOLOGY    ESTATE    LIABILITIES   TRANSPORTATION    FUNDS
                       ---------   ---------   --------   ----------    ------    -----------   --------------    ------
% of Total Net Assets    26.9        24.7         14          9.9        8.6           4.0            3.8          2.9

                                                  CONSUMER
                       AGRICULTURE   OIL/ENERGY   SERVICES   CHEMICALS/DRUGS   METALS/MINING
                       -----------   ----------   --------   ---------------   -------------


% of Total Net Assets      1.5           1.1        1.1            0.7              0.8

                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 95.7%
  HONG KONG - 26.8%
    Beijing Datang Power Generation.........................      560,000    $      180
    Cathay Pacific Airways..................................      101,000           155
    Cheung Kong Holdings....................................      121,000         1,076
    China Resources Enterprises.............................       65,000           115
    China Telecom*..........................................       70,000           194
    Citic Pacific...........................................       72,000           230
    CLP Holdings............................................      144,000           700
    Hang Seng Bank..........................................       99,000         1,107
    Henderson Land Development..............................       56,000           322
    Hong Kong & China Gas...................................      205,952           299
    Hong Kong & China Gas, WTS* (Expires 09/30/99)..........       11,159             2
    Hong Kong Electric Holdings.............................      106,000           342
    Hong Kong Telecommunications............................      529,800         1,376
    HSBC Holdings...........................................       32,000         1,167
    Hutchison Whampoa.......................................      174,000         1,575
    Johnson Electric Holdings...............................      141,600           584
    New World Development...................................       57,000           171
    SmarTone Telecommunications Holdings....................       54,000           192
    Sun Hung Kai Properties.................................      109,000           994
    Swire Pacific, Class A..................................      101,000           500
    Varitronix International................................      105,000           218
                                                                             ----------
                                                                                 11,499
                                                                             ----------


                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
  INDIA - 8.3%
    EIH, GDR*...............................................        5,000    $       22
    Gujart Ambuja Cements, GDR..............................       15,000           120
    Hindalco Industries, GDR (A)............................       18,000           350
    ITC, GDR................................................       54,500         1,534
    Larsen & Toubro, GDR....................................       15,000           231
    Mahanagar Telephone Nigam, GDR*.........................       31,000           307
    Mahindra & Mahindra, GDR................................       10,000            67
    Ranbaxy Laboratories, GDR...............................       18,000           298
    Reliance Industries, GDR................................       15,000           151
    State Bank of India, GDR................................       15,500           190
    Videsh Sanchar Nigam, GDR...............................       22,000           282
                                                                             ----------
                                                                                  3,552
                                                                             ----------
  INDONESIA - 2.8%
    PT Astra International*.................................       98,000            45
    PT Gudang Garam.........................................       78,500           212
    PT Hanjaya Mandala Sampoerna*...........................       26,000            59
    PT Indah Kiat Pulp & Paper..............................      375,805           174
    PT Indah Kiat Pulp & Paper WTS* (Expires 07/11/02)......       29,288             9
    PT Indofood Sukses Makmur*..............................      156,000           212
    PT Semen Gresik (Persero)...............................       44,100            96
    PT Telekomunikasi Indonesia.............................      586,320           338
    PT Telekomunikasi Indonesia(A)..........................       60,000            35
                                                                             ----------
                                                                                  1,180
                                                                             ----------
  MALAYSIA - 4.0% (NOTE 2)
    Malakoff................................................      105,000           279
    Nestle..................................................       22,000            87
    Petronas Gas............................................       35,000            83
    Puncak Niaga Holding*...................................       50,000            45
    Rothmans of Pall Mall...................................       34,600           262
    Sime Darby..............................................      330,000           432
    Sime UEP Properties.....................................       45,000            58
    Telekom Malaysia........................................       25,000            93
    Tenaga Nasional.........................................      160,000           368
                                                                             ----------
                                                                                  1,707
                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                                      Market
Description                             Shares      Value (000)
---------------------------------------------------------------
  PHILIPPINES - 3.0%
    Ayala Land.....................      390,000    $      123
    Belle WTS* (Expires 10/06/00)..      100,000             2
    Manila Electric, Class B.......       47,920           173
    Metropolitan Bank & Trust......       30,000           300
    Petron.........................      375,000            40
    Philippine Long Distance
      Telephone....................        4,500           137
    Philippine Long Distance
      Telephone, ADR...............        6,000           181
    San Miguel, Class B............       67,595           147
    SM Prime Holdings..............      847,000           191
                                                    ----------
                                                         1,294
                                                    ----------
  SINGAPORE - 11.0%
    Allgreen Properties*...........       80,000            86
    City Developments..............       64,600           414
    DBS Land.......................       73,000           146
    Development Bank of Singapore
      (F)..........................       45,300           554
    Hong Leong Finance (F).........       50,000           115
    Nasteel Electronics............       67,000           293
    Overseas Chinese Banking (F)...       65,160           544
    Overseas Union Bank (F)........       24,000           116
    Singapore Airlines (F).........       71,000           676
    Singapore Press Holdings.......       28,082           483
    Singapore Tech Engineering.....      159,000           180
    Singapore Telecommunications...      455,000           781
    United Overseas Bank (F).......       48,000           336
                                                    ----------
                                                         4,724
                                                    ----------
  SOUTH KOREA - 20.2%
    Housing & Commercial Bank, GDR
      (A)*.........................       11,146           345
    Kookmin Bank, GDR (A)..........       41,719           849
    Korea Electric Power, ADR......       98,100         2,011
    Korea Telecom, ADR*............       13,000           520
    Pohang Iron & Steel, ADR.......       60,000         2,017
    Samsung Electronics, GDR (A)...       33,273         1,782
    Shinhan Bank, GDR*.............       12,000           267
    SK Telecom, ADR (A)............       50,658           861
                                                    ----------
                                                         8,652
                                                    ----------
  TAIWAN - 14.0%
    Accton Technology, GDR*........       89,608           410
    Acer, GDR......................       70,000           874
    Ase Test*......................       35,000           753
    China Steel....................       31,400           480
    Evergreen Marine, GDR*.........       36,050           667
    Standard Foods Taiwan, GDR*....       24,691           193

                                                      Market
Description                             Shares      Value (000)
---------------------------------------------------------------
  TAIWAN (CONTINUED)
    Taiwan Fund....................       37,500    $      778
    Taiwan Index Fund*.............       40,000           490
    Taiwan Semiconductor
      Manufacturing*, ADR..........       39,500         1,343
                                                    ----------
                                                         5,988
                                                    ----------
  THAILAND - 5.6%
    Advanced Info Service (F)*.....       15,000           203
    Bangkok Bank (F)*..............       80,000           299
    BEC World......................       45,000           278
    Industrial Finance (F)*........      300,000           191
    PTT Exploration & Production
      (F)*.........................       48,000           367
    Siam Cement (F)*...............       10,000           304
    TelecomAsia (F)*...............      300,000           303
    Thai Farmers Bank (F)*.........      150,000           464
                                                    ----------
                                                         2,409
                                                    ----------
TOTAL FOREIGN COMMON STOCKS
  (Cost $31,938)...................                     41,005
                                                    ----------
FOREIGN PREFERRED STOCK - 0.3%
  THAILAND - 0.3%
    Siam Commercial Bank*..........      100,000           142
                                                    ----------
TOTAL FOREIGN PREFERRED STOCK
  (Cost $161)......................                        142
                                                    ----------
TOTAL INVESTMENTS - 96.0%
  (Cost $32,099)...................                     41,147
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - 4.0%                  1,702
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $   42,849
                                                    ==========

------------------------------------------------------
*     Non-income producing security
(A)   Securities exempt from registration pursuant to Rule 144A
      under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 1999, these securities amounted to $4,221,677, or 9.9% of net assets.
(F)   Foreign Registry Shares
ADR   American Depositary Receipt
GDR   Global Depositary Receipt
WTS   Warrants

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)
Schedule of Investments


LATIN AMERICA EQUITY FUND(US)
[CHART]

                         BASIC                      CONSUMER    CONSUMER                   REAL       HEALTH
                       MATERIALS   COMMUNICATIONS   CYCLICALS    STAPLES    FINANCIALS    ESTATE       CARE      UTILITIES
                       ---------   --------------   ---------   --------    ----------    ------      ------     ---------

% of Total Net Assets    10.1           7.6           10.2        25.6         4.7          4.7          1.0       31.9

                                       NET
                                      OTHER
                                     ASSETS
                                       AND
                        ENERGY     LIABILITIES
                        ------     -----------
% of Total Net Assets     5.3         (1.1)

                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 75.0%
  ARGENTINA - 7.3%
    Banco Hipotecario.......................................       22,000    $      224
    Cresud*.................................................      124,930           135
    IRSA Inversiones y Representaciones, Class B............      128,211           395
    Perez Companc, Class B..................................       50,300           289
    Quilmes Industrial, ADR.................................       27,000           334
    Telefonica de Argentina, ADR............................        9,000           282
                                                                             ----------
                                                                                  1,659
                                                                             ----------
  BRAZIL - 15.5%
    Bompreco Supermercado, GDR..............................       31,500           299
    Celular CRT Participacoes, RTS*
      (expires 07/08/99)(A).................................      362,404            --
    Centrais Electricas Brasileiras.........................      324,048             6
    CIA Energetica de Minas Gerais..........................    4,800,000            62
    CIA Pao de Acucar, ADR..................................       31,761           594
    CIA Paranaense de Energia-Copel, ADR....................       63,000           528
    Empresa Brasileira de Aeronautica.......................       50,000            84
    Tele Centro Sul Participacoes*..........................   47,000,000           248
    Tele Centro Sul Participacoes, ADR......................        4,500           250
    Tele Norte Leste Participacoes..........................   21,000,000           192
    Tele Norte Leste Participacoes, ADR.....................       16,000           297

                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
  BRAZIL (CONTINUED)

    Telecomunicacoes Brasileiras, ADR*(A)...................        4,000    $       --
    Telesp Participacoes....................................   26,000,000           335
    Telesp Participacoes, ADR...............................       15,000           343
    Uniao de Bancos Brasileiros, GDR........................       12,000           289
                                                                             ----------
                                                                                  3,527
                                                                             ----------
  CHILE - 6.8%
    Chilectra, ADR..........................................        7,000           152
    CIA Telecommunicaciones de Chile, ADR...................        9,125           226
    Embotelladora Andina, ADR, Class A......................       21,000           420
    Laboratorio Chile, ADR..................................       12,300           221
    Santa Isabel, ADR*......................................       15,000           152
    Vina Concha y Toro, ADR.................................       10,500           378
                                                                             ----------
                                                                                  1,549
                                                                             ----------
  MEXICO - 39.0%
    Alfa, Class A...........................................       87,000           361
    Apasco..................................................       36,000           235
    Carso Global Telecom, Class A1*.........................       76,000           481
    Cemex...................................................      129,802           639
    Consorcio ARA*..........................................       58,000           233
    Corporacion GEO, Series B*..............................      105,000           445
    Corporacion Interamericana de Entretenimiento, Class
     B*.....................................................      109,000           355
    Fomento Economico Mexicano, ADR.........................       20,000           798
    Grupo Continental.......................................      140,000           219
    Grupo Financiero Bancomer, L Shares.....................    1,628,000           588
    Grupo Modelo, Series C..................................       85,000           242
    Grupo Posadas, Series L*................................      377,000           260
    Grupo Televisa, GDR*....................................        7,000           314
    Organizacion Soriana, Class B...........................      145,000           681
    Pepsi-Gemex, GDR*.......................................       30,000           274
    Sigma Alimentos, Series B...............................      133,447           325
    Telefonos de Mexico, ADR, Class L.......................       30,000         2,424
                                                                             ----------
                                                                                  8,874
                                                                             ----------
  PERU - 3.7%
    CIA de Minas Buenaventura, ADR..........................       17,000           260
    CIA Minera Milpo........................................       46,616           168
    Minsur..................................................       97,582           208
    Telefonica de Peru, ADR.................................       13,500           204
                                                                             ----------
                                                                                    840
                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                                      Market
Description                             Shares      Value (000)
---------------------------------------------------------------
  VENEZUELA - 2.7%
    CIA Anonima Nacional Telefonos
      de Venezuela, ADR............       23,000    $      627
                                                    ----------
TOTAL FOREIGN COMMON STOCKS
  (Cost $15,729)...................                     17,076
                                                    ----------
FOREIGN PREFERRED STOCKS - 26.1%
  BRAZIL - 26.1%
    Banco do Estado de Sao Paulo...    9,200,000           392
    Celular CRT Participacoes*.....      860,000           115
    Centrais Electricas
      Brasileiras..................   45,175,952           911
    CIA Cervejaria Brahma..........      600,000           339
    CIA Paulista de Forca e
      Luz*(A)......................        4,843            --
    CIA Riograndense de
      Telecomunicacoes.............    1,633,000           396
    CIA Vale do Rio Doce, Class
      A............................       31,000           609
    CIA Vale do Rio Doce, Class B*
      (A)..........................       25,000            --
    Confab Industrial..............      339,000           293
    Empresa Brasileira de
      Aeronautica..................       55,000            93
    Industrias Klabin de Papel e
      Celulose*....................      510,000           259
    Investimentos Itau.............      373,000           198
    Multibras......................      550,000           196
    Petroleo Brasileiro............    5,850,000           909
    Sadia..........................      520,000           323
    Tele Centro Sul
      Participacoes................   10,000,000           110
    Tele Norte Leste
      Participacoes................   11,800,000           215
    Telecomunicacoes de Sao
      Paulo........................    2,019,543           240
    Telesp Celular, Class B........    7,000,000           348
                                                    ----------
TOTAL FOREIGN PREFERRED STOCKS
  (Cost $6,085)....................                      5,946
                                                    ----------

                                                      Market
Description                           Contracts     Value (000)
---------------------------------------------------------------
CALL OPTIONS PURCHASED(B) - 0.0%
  ARGENTINA(B) - 0.0%
    Banco Hipotecario Call Option*
      (Strike price $7, expires
      02/01/04)....................           55    $        3
                                                    ----------
TOTAL CALL OPTIONS PURCHASED
  (Cost $3)........................                          3
                                                    ----------
TOTAL INVESTMENTS - 101.1%
  (Cost $21,817)...................                     23,025
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - (1.1)%                 (261)
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $   22,764
                                                    ==========

------------------------------------------------------
*     Non-income producing security
(A)   Less than $500 at market value.
(B)   Rounds to less than 0.1%.
ADR   American Depositary Receipt
GDR   Global Depositary Receipt
RTS   Rights

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

Schedule of Investments

SMALL CAP VALUE FUND(US)
[CHART]

                         BASIC     CAPITAL    CONSUMER    CONSUMER                           HEALTH
                       MATERIALS    GOODS     CYCLICALS   STAPLES     ENERGY    FINANCIAL     CARE     TECHNOLOGY   TRANSPORTATION
                       ---------   -------    ---------   --------    ------    ---------    ------    ----------   --------------

% of Total Net Assets     7.3         3         17.1        2.2        1.8        38.5        2.3          8.3             4.0

                                                                 NET
                                                                OTHER
                                      UNIT                     ASSETS
                                   INVESTMENT   REPURCHASE       AND
                       UTILITIES     TRUST      AGREEMENT    LIABILITIES
                       ---------   ----------   ----------   -----------
% of Total Net Assets     2.8          4.3          7.9          0.5

                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
COMMON STOCKS - 87.3%
  BASIC MATERIALS - 7.3%
    Armco*..................................................       23,000    $      152
    Lilly Industries........................................       12,050           224
    Lone Star Industries....................................        4,800           180
    Southdown...............................................        3,200           206
                                                                             ----------
                                                                                    762
                                                                             ----------
  CAPITAL GOODS - 3.0%
    HON Industries..........................................        7,000           204
    Terex*..................................................        3,500           107
                                                                             ----------
                                                                                    311
                                                                             ----------
  CONSUMER CYCLICALS - 17.1%
    Advo Systems*...........................................        5,600           116
    Borg Warner Automotive..................................        3,500           192
    D. R. Horton............................................        3,300            55
    Dollar Thrifty Automotive*..............................       13,400           312
    Education Management*...................................       16,000           332
    Furniture Brands International*.........................        9,300           259
    Mohawk Industries*......................................        8,450           257
    Pulitzer................................................        2,900           141
    Webb (Del E.)...........................................        5,110           122
                                                                             ----------
                                                                                  1,786
                                                                             ----------
  CONSUMER STAPLES - 2.2%
    Merrill.................................................       16,150           234
                                                                             ----------


                                                                               Market
Description                                                      Shares      Value (000)
----------------------------------------------------------------------------------------
  ENERGY - 1.8%
    Veritas DGC*............................................       10,200    $      187
                                                                             ----------
  FINANCIAL - 38.5%
    Associated Banc.........................................        4,400           183
    Chicago Title...........................................        4,600           164
    Colonial BancGroup......................................       13,200           184
    Community First Bankshares..............................        7,000           167
    Federated Investors, Class B............................       19,200           344
    First American Financial................................        9,700           173
    Golden State Bancorp*...................................       10,800           238
    Hudson United Bancorp...................................        7,040           216
    John Hancock Bank & Thrift Opportunity..................       17,000           161
    Liberty Financial.......................................        5,300           154
    Peoples Bancorp.........................................       28,200           281
    Peoples Bancshares......................................        3,491            71
    Peoples Bank Bridgeport.................................       10,680           325
    Peoples Heritage Financial Group........................       16,400           309
    Prosperity Bancshares*..................................        8,000           117
    Reliance Bancorp........................................        9,200           254
    Roslyn Bancorp..........................................       11,400           196
    Staten Island Bancorp...................................        8,100           146
    US Bancorp (PA).........................................        3,730            59
    Webster Financial.......................................        5,210           141
    WSFS Financial..........................................        9,500           139
                                                                             ----------
                                                                                  4,022
                                                                             ----------
  HEALTH CARE - 2.3%
    OEC Medical Systems*....................................       10,100           247
                                                                             ----------
  TECHNOLOGY - 8.3%
    Best Software*..........................................       15,600           252
    Kronos*.................................................        5,650           257
    National Data...........................................        4,100           175
    Pioneer Standard Electronics............................       15,400           185
                                                                             ----------
                                                                                    869
                                                                             ----------
  TRANSPORTATION - 4.0%
    Covenant Transport*.....................................       13,600           214
    US Freightways..........................................        4,450           206
                                                                             ----------
                                                                                    420
                                                                             ----------
  UTILITIES - 2.8%
    E' Town.................................................        3,100           142
    Public Service Company of New Mexico....................        7,500           149
                                                                             ----------
                                                                                    291
                                                                             ----------
TOTAL COMMON STOCKS
  (Cost $8,594).............................................                      9,129
                                                                             ----------

    The accompanying notes are an integral part of the financial statements.

Schedule of Investments

                                     Shares/Face      Market
Description                          Amount (000)   Value (000)
---------------------------------------------------------------
UNIT INVESTMENT TRUST - 4.3%
    S & P 400 Mid-Cap Depositary
      Receipts.....................        5,700    $      447
                                                    ----------
TOTAL UNIT INVESTMENT TRUST
  (Cost $390)......................                        447
                                                    ----------
REPURCHASE AGREEMENT - 7.9%
  J.P. Morgan
    4.64%, dated 06/30/99, matures
    07/01/99, repurchase price
    $827,651 (collateralized by
    U.S. Government Agency
    Instruments, total market
    value: $851,711)...............   $      828           828
                                                    ----------
TOTAL REPURCHASE AGREEMENT
  (Cost $828)......................                        828
                                                    ----------
TOTAL INVESTMENTS - 99.5%
  (Cost $9,812)....................                     10,404
                                                    ----------
NET OTHER ASSETS AND LIABILITIES - 0.5%                     49
                                                    ----------
TOTAL NET ASSETS - 100.0%..........                 $   10,453
                                                    ==========

------------------------------------------------------
*     Non-income producing security
(PA)  Pennsylvania

    The accompanying notes are an integral part of the financial statements.

                      (This page intentionally left blank)

Statement of Assets and Liabilities (000)

June 30, 1999

                                                                                                                     Intermediate
                                                                                                                      Government
                                            Treasury      Government                    Tax-Exempt                      Fixed
                                          Money Market   Money Market   Money Market   Money Market   Fixed Income      Income
                                              Fund           Fund           Fund           Fund           Fund           Fund
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investment securities at cost..........    $160,916       $306,706      $1,044,820      $282,648       $163,823       $37,069
 Repurchase agreements..................     140,477        187,014         196,769        21,314          2,802           760
 Net unrealized appreciation
   (depreciation).......................          --             --              --            --         (3,911)         (392)
                                            --------       --------      ----------      --------       --------       -------
 Total investments at value.............     301,393        493,720       1,241,589       303,962        162,714        37,437
 Cash...................................          --             --              --            --             --            --
 Foreign currency (Cost $528 and $26,
   respectively)........................          --             --              --            --             --            --
 Receivable for investments sold........          --             --              --            --          3,529            --
 Receivable for shares sold.............           1              5             571             1             --            33
 Dividends and interest receivable......       2,491          2,125           5,773         1,819          2,013           528
 Tax reclaim receivable.................          --             --              --            --             --            --
 Deferred organizational cost...........          --             --              --            --             --            --
 Other Assets...........................          35             37              63            --              2            --
                                            --------       --------      ----------      --------       --------       -------
 Total assets...........................     303,920        495,887       1,247,996       305,782        168,258        37,998
                                            --------       --------      ----------      --------       --------       -------
LIABILITIES:
 Distribution payable...................       1,023          1,208           3,704           563            762           152
 Payable due to custodian...............         719             --              --            10             --             6
 Payable for investment securities
   purchased............................          --             --          19,992         6,447          5,940            --
 Foreign currency (Cost $17 and $100,
   respectively)........................          --             --              --            --             --            --
 Payable for portfolio shares
   redeemed.............................          --            381             791            --            199            13
 Payable for depreciation on forward
   foreign currency contracts...........          --             --              --            --             --            --
 Advisory fee payable...................          51             80             205            50             67            16
 Administration fee payable.............          21             31              75            21             17             6
 Trustees fee payable...................          --              1               2            --             --            --
 Distribution fee (Note 3)..............           3             18              47            13             --            --
 Shareholder servicing fee (Note 3).....          --              5              21            --             --            --
 Accrued expenses and other payables....          14             18              38             9             21            15
                                            --------       --------      ----------      --------       --------       -------
 Total liabilities......................       1,831          1,742          24,875         7,113          7,006           208
                                            --------       --------      ----------      --------       --------       -------
NET ASSETS..............................    $302,089       $494,145      $1,223,121      $298,669       $161,252       $37,790
                                            ========       ========      ==========      ========       ========       =======
NET ASSETS CONSIST OF:
 Paid in capital........................    $302,084       $494,117      $1,223,117      $298,670       $167,108       $39,603
 Undistributed (distributions in excess
   of) net investment income............           9             32               4            --             (7)          (68)
 Accumulated net realized gain (loss) on
   investments sold, forward foreign
   currency contracts, foreign currency
   and futures contracts................          (4)            (4)             --            (1)        (1,938)       (1,353)
 Net unrealized appreciation
   (depreciation) on investments,
   forward foreign currency contracts,
   foreign currency and futures
   contracts............................          --             --              --            --         (3,911)         (392)
                                            --------       --------      ----------      --------       --------       -------
 TOTAL NET ASSETS.......................    $302,089       $494,145      $1,223,121      $298,669       $161,252       $37,790
                                            ========       ========      ==========      ========       ========       =======
SHARES OF BENEFICIAL INTEREST
     Common Share Class:
     Net Assets.........................    $291,210       $416,985      $  998,453      $231,209       $160,855       $37,742
                                            ========       ========      ==========      ========       ========       =======
     Shares of beneficial interest
       outstanding......................     291,206        416,955         998,453       231,210         16,295         3,765
                                            ========       ========      ==========      ========       ========       =======
NET ASSET VALUE, OFFERING AND
 REDEMPTION -- PRICE PER SHARE..........    $   1.00       $   1.00      $     1.00      $   1.00       $   9.87       $ 10.03
                                            ========       ========      ==========      ========       ========       =======
     Investor Share Class:
     Net Assets.........................    $ 10,879       $ 77,160      $  224,668      $ 67,460       $    397       $    48
                                            ========       ========      ==========      ========       ========       =======
     Shares of beneficial interest
       outstanding......................      10,878         77,163         224,665        67,460             40             5
                                            ========       ========      ==========      ========       ========       =======
NET ASSET VALUE, OFFERING AND
 REDEMPTION -- PRICE PER SHARE..........    $   1.00       $   1.00      $     1.00      $   1.00       $   9.93       $ 10.02
                                            ========       ========      ==========      ========       ========       =======

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)

 Tax-Exempt    International                                    International   Small Cap
Fixed Income   Fixed Income    Balanced    Value      Growth       Equity        Growth     Real Estate   Asian Tigers
    Fund           Fund          Fund       Fund       Fund         Fund          Fund         Fund           Fund
----------------------------------------------------------------------------------------------------------------------
  $33,030         $15,671      $70,049    $151,397   $139,674     $109,708       $33,288      $7,768        $32,099
       --              --        2,226       4,202      4,443           --           413         282             --
      815            (793)      16,463      29,381     62,416       40,784         5,539        (124)         9,048
  -------         -------      -------    --------   --------     --------       -------      ------        -------
   33,845          14,878       88,738     184,980    206,533      150,492        39,240       7,926         41,147
       --              --            5          --         --           --            --          --          1,604
       --              --           --          --         --          520            --          --             26
       --              --          251          --         --        5,605            --          --            884
       --               6           35         329        250          894            31          --            381
      336             281          410         282         92          164             6          53             39
       --               3           --          --         --          172            --          --             --
       --              --           --          --         --           --            --          17             --
        1              16            1           2          2            1             1           8             --
  -------         -------      -------    --------   --------     --------       -------      ------        -------
   34,182          15,184       89,440     185,593    206,877      157,848        39,278       8,004         44,081
  -------         -------      -------    --------   --------     --------       -------      ------        -------
      115              42          170       3,049        977           --            --          --             --
       --              39           --          --         16        1,862             1          --             --
       --              --        1,034          --      1,147        3,748           123          --            731
       --              17           --          --         --           --            --          --             --
       --              22          164       2,164      2,947          199           177          --            446
       --              10           --          --         --           --            --          --             --
       14              10           50         120        128          124            25           4             33
        7               5           16          26         28           24             9           1             10
       --              --           --          --         --           --            --          --             --
       --              --            1           1          1           --            --          --             --
       --              --            1           1          1           --            --          --             --
       13              14           17          27         16           42            15          10             12
  -------         -------      -------    --------   --------     --------       -------      ------        -------
      149             159        1,453       5,388      5,261        5,999           350          15          1,232
  -------         -------      -------    --------   --------     --------       -------      ------        -------
  $34,033         $15,025      $87,987    $180,205   $201,616     $151,849       $38,928      $7,989        $42,849
  =======         =======      =======    ========   ========     ========       =======      ======        =======
  $34,454         $15,848      $71,028    $146,480   $133,697     $103,600       $39,377      $8,348        $47,117
       --              18            4           3       (148)        (183)         (190)          4             43
   (1,236)            (45)         492       4,341      5,651        7,666        (5,798)       (239)       (13,361)
      815            (796)      16,463      29,381     62,416       40,766         5,539        (124)         9,050
  -------         -------      -------    --------   --------     --------       -------      ------        -------
  $34,033         $15,025      $87,987    $180,205   $201,616     $151,849       $38,928      $7,989        $42,849
  =======         =======      =======    ========   ========     ========       =======      ======        =======
  $33,670         $14,986      $84,438    $176,510   $197,915     $150,637       $38,421      $7,954        $42,606
  =======         =======      =======    ========   ========     ========       =======      ======        =======
    3,307           1,560        6,804      12,849     11,067        7,680         3,253         913          4,569
  =======         =======      =======    ========   ========     ========       =======      ======        =======
  $ 10.18         $  9.61      $ 12.41    $  13.74   $  17.88     $  19.61       $ 11.81      $ 8.71        $  9.33
  =======         =======      =======    ========   ========     ========       =======      ======        =======
  $   363         $    39      $ 3,549    $  3,695   $  3,701     $  1,212       $   507      $   35        $   243
  =======         =======      =======    ========   ========     ========       =======      ======        =======
       36               4          285         269        208           62            44           3             26
  =======         =======      =======    ========   ========     ========       =======      ======        =======
  $ 10.16         $  9.57      $ 12.44    $  13.73   $  17.80     $  19.51       $ 11.68      $11.11        $  9.23
  =======         =======      =======    ========   ========     ========       =======      ======        =======

Latin America   Small Cap
   Equity         Value
    Fund          Fund
-------------------------
   $21,817       $ 8,984
        --           828
     1,208           592
   -------       -------
    23,025        10,404
        --            --
        --            --
     1,723            67
        20            --
       179             8
        --            --
         4            --
        --            --
   -------       -------
    24,951        10,479
   -------       -------
        19            --
     1,913             2
       117            --
        98            --
         1            --
        --            --
        18             7
         7             3
        --            --
        --            --
        --            --
        14            14
   -------       -------
     2,187            26
   -------       -------
   $22,764       $10,453
   =======       =======
   $27,029       $10,905
        84             2
    (5,524)       (1,046)
     1,175           592
   -------       -------
   $22,764       $10,453
   =======       =======
   $22,764       $10,131
   =======       =======
     2,185         1,125
   =======       =======
   $ 10.42       $  9.00
   =======       =======
   $    --       $   322
   =======       =======
        --            36
   =======       =======
   $    --       $  8.81
   =======       =======

Statement of Operations (000)

For the Six Months Ended June 30, 1999

                                                                                                                     Intermediate
                                                                                                                      Government
                                            Treasury      Government                    Tax-Exempt                      Fixed
                                          Money Market   Money Market   Money Market   Money Market   Fixed Income      Income
                                              Fund           Fund           Fund           Fund           Fund           Fund
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends..............................     $   --        $    --        $    --         $   --        $    --        $    --
 Interest...............................      7,332         11,741         32,075          4,985          5,158          1,133
 Less: foreign taxes withheld...........         --             --             --             --             --             --
                                             ------        -------        -------         ------        -------        -------
 Total investment income................      7,332         11,741         32,075          4,985          5,158          1,133
                                             ------        -------        -------         ------        -------        -------
EXPENSES:
 Investment advisory fees (Note 5)......        545            476          2,240            558            498            118
 Administration fees (Note 3)...........        252            377            980            259            146             49
 Custody fees...........................          3             11             20              9              7              2
 Transfer agency fees...................         15             19             33             16             13             11
 Professional fees......................         19             26             59             19             13              8
 Registration & filing fees.............          7              3             36             14              6              1
 Printing fees..........................         10             17             45             10              6              1
 Trustees fees..........................          2              3              8              2              1              1
 Distribution fees (Note 3)(1)..........         17            110            280             82              1             --
 Shareholder servicing fees (Note
   3)(2)................................         17            109            276             82              1             --
 Amortization of deferred organization
   costs................................         --             --             --             --             --             --
 Miscellaneous..........................         63             64             88             31              2              5
                                             ------        -------        -------         ------        -------        -------
 Total expenses before waivers..........        950          1,215          4,065          1,082            694            196
   Less: Investment advisory fees waived
     (Note 5)...........................       (233)            --           (961)          (239)           (83)           (20)
   Less: Administration fees waived
     (Note 3)...........................       (125)          (191)          (512)          (127)           (41)           (10)
   Less: Shareholder servicing fees
     waived (Note 3)....................        (17)           (79)          (159)           (82)            --             --
                                             ------        -------        -------         ------        -------        -------
 Net Expenses...........................        575            945          2,433            634            570            166
                                             ------        -------        -------         ------        -------        -------
 NET INVESTMENT INCOME (LOSS)...........      6,757         10,796         29,642          4,351          4,588            967
                                             ------        -------        -------         ------        -------        -------
 REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
 Net realized gain (loss) from
   securities transactions..............          1             --             --             --         (1,917)           105
 Net realized loss from foreign currency
   transactions.........................         --             --             --             --             --             --
 Net change in unrealized appreciation
   (depreciation) of investments........         --             --             --             --         (5,977)        (1,321)
 Net change in unrealized appreciation
   (depreciation) of forward foreign
   currency contracts, foreign currency
   and futures contracts................         --             --             --             --             --             --
                                             ------        -------        -------         ------        -------        -------
 Net gain (loss) on investments.........          1             --             --             --         (7,894)        (1,216)
                                             ------        -------        -------         ------        -------        -------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS............     $6,758        $10,796        $29,642         $4,351        $(3,306)       $  (249)
                                             ======        =======        =======         ======        =======        =======

------------------------------------------------------

(1) All distribution fees are incurred at the Investor Share Class level.

(2) All shareholder servicing fees are incurred at the Investor Share Class level.

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)


    Tax-Exempt    International                                        International   Small Cap
   Fixed Income   Fixed Income    Balanced       Value       Growth       Equity        Growth     Real Estate   Asian Tigers
       Fund           Fund          Fund         Fund         Fund         Fund          Fund         Fund           Fund
   --------------------------------------------------------------------------------------------------------------------------
     $    --         $    --       $  468       $ 1,827      $  712       $ 1,840       $    38       $ 204        $   276
         886             320          802            79         132             2            17           6             28
          --              (3)          --            --          --          (213)           --          --            (13)
     -------         -------       ------       -------      -------      -------       -------       -----        -------
         886             317        1,270         1,906         844         1,629            55         210            291
     -------         -------       ------       -------      -------      -------       -------       -----        -------
         105              65          292           705         768           716           162          36            169
          47              33           89           152         165           131            51          25             47
           2               4            6             7           6            49             4           1             22
           9              10           12            13          12            13            11          10             11
           6               7            8            14          14            12             8           7              8
           5              --            5             2           7             2             2           6              3
           1               1            3             6           6             5             1          --              1
          --              --            1             1           1             1            --          --             --
          --              --            4             3           4             1             1          --             --
          --              --            4             3           4             1             1          --             --
          --              --           --            --          --            --            --           2             --
           3               4            2             6           5             6             4           1              2
     -------         -------       ------       -------      -------      -------       -------       -----        -------
         178             124          426           912         992           937           245          88            263
         (17)             --           --            --          --            --            --         (11)            --
          (9)             (4)          --            --          --            --            --         (22)            --
          --              --           --            --          --            --            --          --             --
     -------         -------       ------       -------      -------      -------       -------       -----        -------
         152             120          426           912         992           937           245          55            263
     -------         -------       ------       -------      -------      -------       -------       -----        -------
         734             197          844           994        (148)          692          (190)        155             28
     -------         -------       ------       -------      -------      -------       -------       -----        -------
         134             238          517         4,655       5,653         9,137        (3,565)       (151)        (1,527)
          --            (283)          --            --          --          (286)           --          --            (92)
      (1,307)         (2,021)       4,462        19,428       6,081        (3,478)        1,760         441         13,169
          --              (2)          --            --          --           (48)           --          --              3
     -------         -------       ------       -------      -------      -------       -------       -----        -------
      (1,173)         (2,068)       4,979        24,083      11,734         5,325        (1,805)        290         11,553
     -------         -------       ------       -------      -------      -------       -------       -----        -------
     $  (439)        $(1,871)      $5,823       $25,077      $11,586      $ 6,017       $(1,995)      $ 445        $11,581
     =======         =======       ======       =======      =======      =======       =======       =====        =======


Latin America   Small Cap
   Equity         Value
    Fund          Fund
-------------------------
   $   276        $  63
        --           12
        (5)          --
   -------        -----
       271           75
   -------        -----
        95           35
        36           28
        36            1
         5           10
         7            4
         4            1
         1           --
        --           --
        --           --
        --           --
         1           --
         2            1
   -------        -----
       187           80
        --           --
        --          (21)
        --           --
   -------        -----
       187           59
   -------        -----
        84           16
   -------        -----
    (1,466)        (382)
      (125)          --
     6,512          787
       (33)          --
   -------        -----
     4,888          405
   -------        -----
   $ 4,972        $ 421
   =======        =====

Statement of Changes in Net Assets (000)

For the Six Months Ended June 30, 1999 (Unaudited) and for the Year Ended December 31, 1998.


                                                                    Treasury
                                                                  Money Market
                                                                      Fund
-----------------------------------------------------------------------------------
                                                                1999        1998
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.....................................  $   6,757   $  11,042
  Net realized gain (loss) from security and foreign
    currency transactions...................................          1           1
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency related transactions...         --          --
                                                              ---------   ---------
  Net increase (decrease) in net assets resulting from
    operations..............................................      6,758      11,043
                                                              ---------   ---------
DIVIDENDS DISTRIBUTED FROM:
  Net investment income:
    Common Share Class......................................     (6,475)    (10,402)
    Investor Share Class....................................       (282)       (640)
  Net realized gains:
    Common Share Class......................................         --          --
    Investor Share Class....................................         --          --
                                                              ---------   ---------
      Total dividends distributed...........................     (6,757)    (11,042)
                                                              ---------   ---------
CAPITAL SHARE TRANSACTIONS:
  Common Share Class:
    Proceeds from shares issued.............................    355,714     849,198
    Shares issued in reinvestment of distributions..........        207         328
    Cost of shares repurchased..............................   (392,934)   (710,064)
                                                              ---------   ---------
    Increase (decrease) in net assets derived from Common
     Share Class transactions...............................    (37,013)    139,462
                                                              ---------   ---------
  Investor Share Class:
    Proceeds from shares issued.............................     53,179     111,616
    Shares issued in reinvestment of distributions..........        284         640
    Cost of shares repurchased..............................    (60,209)   (101,355)
                                                              ---------   ---------
    Increase (decrease) in net assets derived from Investor
     Share Class transactions...............................     (6,746)     10,901
                                                              ---------   ---------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................    (43,759)    150,363
                                                              ---------   ---------
  Net increase (decrease) in net assets.....................    (43,758)    150,364
NET ASSETS:
  Beginning of period.......................................    345,847     195,483
                                                              ---------   ---------
  End of period.............................................  $ 302,089   $ 345,847
                                                              =========   =========
CAPITAL SHARE TRANSACTIONS:
  Common Share Class:
    Shares issued...........................................    355,714     849,198
    Shares issued in reinvestment of distributions..........        207         328
    Shares repurchased......................................   (392,934)   (710,064)
                                                              ---------   ---------
      Total Common Share Class transactions.................    (37,013)    139,462
                                                              ---------   ---------
  Investor Share Class:
    Shares issued...........................................     53,179     111,616
    Shares issued in reinvestment of distributions..........        284         640
    Shares repurchased......................................    (60,209)   (101,355)
                                                              ---------   ---------
      Total Investor Share Class transactions...............     (6,746)     10,901
                                                              ---------   ---------
      Increase (decrease) in capital shares.................    (43,759)    150,363
                                                              =========   =========

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)

                                                                                                      Intermediate
                                                                                                       Government
     Government                                        Tax-Exempt                                         Fixed
    Money Market             Money Market             Money Market            Fixed Income               Income
        Fund                     Fund                     Fund                    Fund                    Fund
-----------------------------------------------------------------------------------------------------------------------
  1999        1998         1999         1998        1999        1998        1999        1998        1999        1998
-----------------------------------------------------------------------------------------------------------------------
$  10,796   $  18,688   $   29,642   $   52,100   $   4,351   $   9,915   $   4,588   $   9,041   $     967   $   2,451
       --          --           --           --          --           6      (1,917)      2,974         105       1,003
       --          --           --           --          --          --      (5,977)       (798)     (1,321)        399
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
   10,796      18,688       29,642       52,100       4,351       9,921      (3,306)     11,217        (249)      3,853
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
   (8,948)    (15,907)     (24,870)     (44,888)     (3,515)     (8,560)     (4,586)     (9,325)       (923)     (2,454)
   (1,848)     (2,781)      (4,772)      (7,212)       (836)     (1,355)        (11)        (23)         (1)         (3)
       --          --           --           --          --          --        (130)     (2,080)         --          --
       --          --           --           --          --          --          --          (5)         --          --
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
  (10,796)    (18,688)     (29,642)     (52,100)     (4,351)     (9,915)     (4,727)    (11,433)       (924)     (2,457)
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
  374,239     961,904    1,291,105    2,199,812     234,328     794,878      11,015      52,981       1,232       4,537
    1,682       2,734        1,281          652         110         139       1,115       2,615          37         116
 (355,735)   (823,101)  (1,235,226)  (1,996,903)   (276,063)   (772,450)    (15,015)    (24,774)     (5,418)    (14,919)
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
   20,186     141,537       57,160      203,561     (41,625)     22,567      (2,885)     30,822      (4,149)    (10,266)
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
  189,912     294,386      481,574      994,823     149,616     270,523          16          22          --          --
    1,848       2,781        4,770        7,204         836       1,345          10          41           1           3
 (204,095)   (216,601)    (481,254)    (783,735)   (150,472)   (207,365)        (45)        (56)        (14)        (46)
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
  (12,335)     80,566        5,090      218,292         (20)     64,503         (19)          7         (13)        (43)
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
    7,851     222,103       62,250      421,853     (41,645)     87,070      (2,904)     30,829      (4,162)    (10,309)
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
    7,851     222,103       62,250      421,853     (41,645)     87,076     (10,937)     30,613      (5,335)     (8,913)
  486,294     264,191    1,160,871      739,018     340,314     253,238     172,189     141,576      43,125      52,038
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
$ 494,145   $ 486,294   $1,223,121   $1,160,871   $ 298,669   $ 340,314   $ 161,252   $ 172,189   $  37,790   $  43,125
=========   =========   ==========   ==========   =========   =========   =========   =========   =========   =========
  374,239     961,904    1,291,105    2,199,812     234,328     794,878       1,085       5,052         121         444
    1,682       2,734        1,281          652         110         139         111         254           4          12
 (355,735)   (823,101)  (1,235,226)  (1,996,903)   (276,063)   (772,450)     (1,480)     (2,362)       (531)     (1,456)
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
   20,186     141,537       57,160      203,561     (41,625)     22,567        (284)      2,944        (406)     (1,000)
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
  189,912     294,386      481,574      994,824     149,616     270,523           1           2          --          --
    1,848       2,781        4,770        7,204         836       1,345           1           4          --          --
 (204,095)   (216,601)    (481,254)    (783,735)   (150,472)   (207,365)         (4)         (5)         (1)         (4)
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
  (12,335)     80,566        5,090      218,293         (20)     64,503          (2)          1          (1)         (4)
---------   ---------   ----------   ----------   ---------   ---------   ---------   ---------   ---------   ---------
    7,851     222,103       62,250      421,854     (41,645)     87,070        (286)      2,945        (407)     (1,004)
=========   =========   ==========   ==========   =========   =========   =========   =========   =========   =========

Statement of Changes in Net Assets (000)

For the Six Months Ended June 30, 1999 (Unaudited) and for the Year Ended December 31, 1998.

                                                                    Tax-Exempt
                                                                   Fixed Income
                                                                       Fund
------------------------------------------------------------------------------------
                                                                1999          1998
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)...............................  $    734      $  1,661
 Net realized gain (loss) from security and foreign currency
   transactions.............................................       134           673
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency related transactions....    (1,307)         (216)
                                                              --------      --------
 Net increase (decrease) in net assets resulting from
   operations...............................................      (439)        2,118
                                                              --------      --------
DIVIDENDS DISTRIBUTED FROM:
 Net investment income:
   Common Share Class.......................................      (722)       (1,648)
   Investor Share Class.....................................        (7)          (22)
 Net realized gains:
   Common Share Class.......................................        --            --
   Investor Share Class.....................................        --            --
                                                              --------      --------
     Total dividends distributed............................      (729)       (1,670)
                                                              --------      --------
CAPITAL SHARE TRANSACTIONS:
 Common Share Class:
   Proceeds from shares issued..............................     2,655         4,836
   Shares issued in reinvestment of distributions...........         4            22
   Cost of shares repurchased...............................    (2,994)      (10,580)
                                                              --------      --------
   Increase (decrease) in net assets derived from Common
     Share Class transactions...............................      (335)       (5,722)
                                                              --------      --------
 Investor Share Class:
   Proceeds from shares issued..............................        --           102
   Shares issued in reinvestment of distributions...........         7            20
   Cost of shares repurchased...............................      (194)         (103)
                                                              --------      --------
   Increase (decrease) in net assets derived from Investor
     Share Class transactions...............................      (187)           19
                                                              --------      --------
   Increase (decrease) in net assets derived from capital
     share transactions.....................................      (522)       (5,703)
                                                              --------      --------
 Net increase (decrease) in net assets......................    (1,690)       (5,255)
NET ASSETS:
 Beginning of period........................................    35,723        40,978
                                                              --------      --------
 End of period..............................................  $ 34,033      $ 35,723
                                                              ========      ========
CAPITAL SHARE TRANSACTIONS:
 Common Share Class:
   Shares issued............................................       253           462
   Shares issued in reinvestment of distributions...........        --             2
   Shares repurchased.......................................      (284)       (1,010)
                                                              --------      --------
     Total Common Share Class transactions..................       (31)         (546)
                                                              --------      --------
 Investor Share Class:
   Shares issued............................................        --             9
   Shares issued in reinvestment of distributions...........         1             2
   Shares repurchased.......................................       (18)          (10)
                                                              --------      --------
     Total Investor Share Class transactions................       (17)            1
                                                              --------      --------
     Increase (decrease) in capital shares..................       (48)         (545)
                                                              ========      ========

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)


   International                                                                           International
   Fixed Income            Balanced                Value                Growth                Equity
       Fund                  Fund                  Fund                  Fund                  Fund
-----------------------------------------------------------------------------------------------------------
  1999       1998       1999       1998       1999       1998       1999       1998       1999       1998
-----------------------------------------------------------------------------------------------------------
$    197   $    633   $    844   $  1,590   $    994   $  2,568   $   (148)  $      6   $    692   $     24
     (45)      (105)       517      4,860      4,655     33,525      5,653     13,906      8,851     (1,648)
  (2,023)     1,909      4,462      1,217     19,428    (21,890)     6,081     29,876     (3,526)    27,599
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  (1,871)     2,437      5,823      7,667     25,077     14,203     11,586     43,788      6,017     25,975
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
      --       (295)      (813)    (1,535)      (973)    (2,568)        --       (188)        --       (696)
      --         (1)       (26)       (60)        (7)       (13)        --         --         --         (1)
     (42)      (159)      (877)    (9,809)    (4,842)   (67,685)    (2,780)   (16,848)        --     (1,326)
      --         --        (37)      (481)       (99)      (512)       (50)      (320)        --        (10)
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
     (42)      (455)    (1,753)   (11,885)    (5,921)   (70,778)    (2,830)   (17,356)        --     (2,033)
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
     524      2,932     11,012     17,520     16,271     30,539     34,393     42,338     88,877     48,964
      --          5      1,413     10,179      2,234     20,219      1,804     10,985         --        608
  (1,113)    (3,005)    (7,682)   (16,384)   (31,919)   (44,296)   (31,487)   (27,254)   (87,086)   (15,857)
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    (589)       (68)     4,743     11,315    (13,414)     6,462      4,710     26,069      1,791     33,715
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
       4         --          5        102      1,900        343        263        333        195         32
      --          1         62        538        105        529         51        320         --         12
     (12)       (22)      (343)      (967)      (111)      (773)      (298)    (1,154)       (31)      (509)
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
      (8)       (21)      (276)      (327)     1,894         99         16       (501)       164       (465)
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    (597)       (89)     4,467     10,988    (11,520)     6,561      4,726     25,568      1,955     33,250
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
  (2,510)     1,893      8,537      6,770      7,636    (50,014)    13,482     52,000      7,972     57,192
  17,535     15,642     79,450     72,680    172,569    222,583    188,134    136,134    143,877     86,685
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
$ 15,025   $ 17,535   $ 87,987   $ 79,450   $180,205   $172,569   $201,616   $188,134   $151,849   $143,877
========   ========   ========   ========   ========   ========   ========   ========   ========   ========
      53        295        918      1,378      1,248      2,026      1,985      2,692      4,666      2,880
      --          1        115        889        164      1,455        101        697         --         36
    (109)      (296)      (635)    (1,245)    (2,429)    (2,974)    (1,817)    (1,696)    (4,517)      (941)
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
     (56)        --        398      1,022     (1,017)       507        269      1,693        149      1,975
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
      --         --         --          8        138         24         15         21         10          2
      --         --          5         47          8         38          3         20         --          1
      (1)        (2)       (28)       (74)        (9)       (49)       (17)       (73)        (2)       (30)
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
      (1)        (2)       (23)       (19)       137         13          1        (32)         8        (27)
--------   --------   --------   --------   --------   --------   --------   --------   --------   --------
     (57)        (2)       375      1,003       (880)       520        270      1,661        157      1,948
========   ========   ========   ========   ========   ========   ========   ========   ========   ========

Statement of Changes in Net Assets (000)

For the Six Months Ended June 30, 1999 (Unaudited) and for the Year Ended December 31, 1998.

                                                                    Small Cap
                                                                      Growth
                                                                       Fund
------------------------------------------------------------------------------------
                                                                1999          1998
------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)..............................  $   (190)     $   (413)
  Net realized (loss) from security and foreign currency
    transactions............................................    (3,565)       (2,200)
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency related transactions...     1,760          (962)
                                                              --------      --------
  Net increase (decrease) in net assets resulting from
    operations..............................................    (1,995)       (3,575)
                                                              --------      --------
DIVIDENDS DISTRIBUTED FROM:
  Net investment income:
    Common Share Class......................................        --            --
    Investor Share Class....................................        --            --
  Net realized gains:
    Common Share Class......................................        --          (837)
    Investor Share Class....................................        --            (9)
  Paid in capital:
    Common Share Class......................................        --            (3)
    Investor Share Class....................................        --            --
                                                              --------      --------
      Total dividends distributed...........................        --          (849)
                                                              --------      --------
CAPITAL SHARE TRANSACTIONS:
  Common Share Class:
    Proceeds from shares issued.............................     8,036        21,352
    Shares issued in reinvestment of distributions..........        --            89
    Cost of shares repurchased..............................   (13,557)      (13,065)
                                                              --------      --------
    Increase (decrease) in net assets derived from Common
     Share Class transactions...............................    (5,521)        8,376
                                                              --------      --------
  Investor Share Class:
    Proceeds from shares issued.............................     5,369         2,408
    Shares issued in reinvestment of distributions..........        --             8
    Cost of shares repurchased..............................    (5,698)       (2,092)
                                                              --------      --------
    Increase (decrease) in net assets derived from Investor
     Share Class transactions...............................      (329)          324
                                                              --------      --------
    Increase (decrease) in net assets derived from capital
     share transactions.....................................    (5,850)        8,700
                                                              --------      --------
  Net increase (decrease) in net assets.....................    (7,845)        4,276
NET ASSETS:
  Beginning of period.......................................    46,773        42,497
                                                              --------      --------
  End of period.............................................  $ 38,928      $ 46,773
                                                              ========      ========
CAPITAL SHARE TRANSACTIONS:
  Common Share Class:
    Shares issued...........................................       723         1,633
    Shares issued in reinvestment of distributions..........        --             9
    Shares repurchased......................................    (1,227)       (1,021)
                                                              --------      --------
      Total Common Share Class transactions.................      (504)          621
                                                              --------      --------
  Investor Share Class:
    Shares issued...........................................       483           214
    Shares issued in reinvestment of distributions..........        --             1
    Shares repurchased......................................      (512)         (184)
                                                              --------      --------
      Total Investor Share Class transactions...............       (29)           31
                                                              --------      --------
      Increase (decrease) in capital shares.................      (533)          652
                                                              ========      ========

(1) Commenced operations on June 30, 1998.

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)

                                               Latin America           Small Cap
    Real Estate          Asian Tigers             Equity                 Value
       Fund                  Fund                  Fund                 Fund(1)
-------------------------------------------------------------------------------------
  1999       1998       1999       1998       1999       1998       1999       1998
-------------------------------------------------------------------------------------
$    155   $    228   $     28   $    270   $     84   $    398   $     16   $      6
    (151)      (125)    (1,619)    (6,527)    (1,591)    (3,948)      (382)      (664)
     441       (550)    13,172      3,255      6,479     (8,582)       787       (195)
--------   --------   --------   --------   --------   --------   --------   --------
     445       (447)    11,581     (3,002)     4,972    (12,132)       421       (853)
--------   --------   --------   --------   --------   --------   --------   --------
    (150)      (191)        --        (25)       (19)      (328)       (14)        (6)
      (1)        --         --         --         --         --         --         --
      --         --         --         --         --       (217)        --         --
      --         --         --         --         --         --         --         --
      --        (37)        --         --         --         --         --         (2)
      --         --         --         --         --         --         --         --
--------   --------   --------   --------   --------   --------   --------   --------
    (151)      (228)        --        (25)       (19)      (545)       (14)        (8)
--------   --------   --------   --------   --------   --------   --------   --------
     536      5,249     33,076     24,987      2,890     12,201      1,746      9,241
     150        227         --          6          1         15          7          6
     (47)      (764)   (30,186)   (28,451)    (3,073)   (14,817)      (315)      (120)
--------   --------   --------   --------   --------   --------   --------   --------
     639      4,712      2,890     (3,458)      (182)    (2,601)     1,438      9,127
--------   --------   --------   --------   --------   --------   --------   --------
      12         21        605        201         --         --         54        358
       1         --         --         --         --         --         --         --
      --         --       (607)      (334)        --         --        (65)        (5)
--------   --------   --------   --------   --------   --------   --------   --------
      13         21         (2)      (133)        --         --        (11)       353
--------   --------   --------   --------   --------   --------   --------   --------
     652      4,733      2,888     (3,591)      (182)    (2,601)     1,427      9,480
--------   --------   --------   --------   --------   --------   --------   --------
     946      4,058     14,469     (6,618)     4,771   ( 15,278)     1,834      8,619
   7,043      2,985     28,380     34,998     17,993     33,271      8,619         --
--------   --------   --------   --------   --------   --------   --------   --------
$  7,989   $  7,043   $ 42,849   $ 28,380   $ 22,764   $ 17,993   $ 10,453   $  8,619
========   ========   ========   ========   ========   ========   ========   ========
      63        597      4,284      4,093        307      1,167        210        965
      18         26         --          1         --          2          1          1
      (6)       (85)    (3,904)    (4,465)      (339)    (1,485)       (37)       (15)
--------   --------   --------   --------   --------   --------   --------   --------
      75        538        380       (371)       (32)      (316)       174        951
--------   --------   --------   --------   --------   --------   --------   --------
       1          2         72         31         --         --          7         38
      --         --         --         --         --         --         --         --
      --         --        (73)       (48)        --         --         (9)        --
--------   --------   --------   --------   --------   --------   --------   --------
       1          2         (1)       (17)        --         --         (2)        38
--------   --------   --------   --------   --------   --------   --------   --------
      76        540        379       (388)       (32)      (316)       172        989
========   ========   ========   ========   ========   ========   ========   ========

Financial Highlights
For a Share Outstanding Throughout the Six Months Ended June 30, 1999 (Unaudited) and the Years Ended December 31,


                                Net Asset                                 Realized              Dividends           Distributions
                                  Value               Net              and Unrealized           from Net                from
                                Beginning          Investment             Gains on             Investment              Capital
                                of Period            Income              Securities              Income                 Gains
---------------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                              $1.00              $0.02                 $0.00                 $(0.02)                $0.00
1998                               1.00               0.05                  0.00                  (0.05)                 0.00
1997                               1.00               0.05                  0.00                  (0.05)                 0.00
1996                               1.00               0.05                  0.00                  (0.05)                 0.00
1995                               1.00               0.05                  0.00                  (0.05)                 0.00
1994                               1.00               0.04                  0.00                  (0.04)                 0.00
INVESTOR SHARE CLASS
1999                              $1.00              $0.02                 $0.00                 $(0.02)                $0.00
1998                               1.00               0.05                  0.00                  (0.05)                 0.00
1997                               1.00               0.05                  0.00                  (0.05)                 0.00
1996                               1.00               0.04                  0.00                  (0.04)                 0.00
1995                               1.00               0.05                  0.00                  (0.05)                 0.00
1994                               1.00               0.03                  0.00                  (0.03)                 0.00
---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                              $1.00              $0.02                 $0.00                 $(0.02)                $0.00
1998                               1.00               0.05                  0.00                  (0.05)                 0.00
1997                               1.00               0.05                  0.00                  (0.05)                 0.00
1996                               1.00               0.05                  0.00                  (0.05)                 0.00
1995                               1.00               0.05                  0.00                  (0.05)                 0.00
1994                               1.00               0.04                  0.00                  (0.04)                 0.00
INVESTOR SHARE CLASS
1999                              $1.00              $0.02                 $0.00                 $(0.02)                $0.00
1998                               1.00               0.05                  0.00                  (0.05)                 0.00
1997                               1.00               0.05                  0.00                  (0.05)                 0.00
1996                               1.00               0.05                  0.00                  (0.05)                 0.00
1995                               1.00               0.05                  0.00                  (0.05)                 0.00
1994                               1.00               0.04                  0.00                  (0.04)                 0.00
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)


                                                                       Ratio of
                                                       Ratio of Net   Expenses to     Ratio of Net
                               Net        Ratio of      Investment      Average     Investment Income
Net Asset                    Assets      Expenses to    Income to     Net Assets     to Average Net
Value End                    End of        Average       Average      (Excluding    Assets (Excluding
of Period   Total Return   Period(000)   Net Assets     Net Assets     Waivers)         Waivers)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

  $1.00         2.18%*       $291,210        0.36%+         4.35%+        0.59%+           4.12%+
   1.00         4.90          328,222        0.37           4.79          0.59             4.58
   1.00         4.97          188,761        0.33           4.86          0.57             4.62
   1.00         4.80          156,455        0.44           4.70          0.59             4.55
   1.00         5.28          110,475        0.44           5.16          0.59             5.01
   1.00         3.58          111,545        0.45           3.50          0.61             3.34

  $1.00         2.05%*       $ 10,879        0.61%+         4.10%+        1.09%+           3.62%+
   1.00         4.64           17,625        0.62           4.54          1.09             4.08
   1.00         4.70            6,722        0.58           4.60          0.88             4.30
   1.00         4.54           10,910        0.69           4.45          0.84             4.30
   1.00         5.02            7,931        0.69           4.89          0.84             4.74
   1.00         3.32            3,231        0.70           3.52          0.86             3.36
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

  $1.00         2.30%*       $416,985        0.34%+         4.59%+        0.42%+           4.51%+
   1.00         5.24          396,797        0.35           5.12          0.42             5.04
   1.00         5.33          255,259        0.32           5.21          0.40             5.13
   1.00         5.08          256,392        0.44           4.96          0.44             4.96
   1.00         5.59          207,615        0.42           5.45          0.42             5.45
   1.00         3.89          157,140        0.42           3.81          0.42             3.81

  $1.00         2.14%*       $ 77,160        0.66%+         4.27%+        0.92%+           4.01%+
   1.00         4.91           89,497        0.67           4.80          0.92             4.54
   1.00         5.05            8,932        0.59           4.95          0.72             4.82
   1.00         4.82            5,093        0.69           4.71          0.69             4.71
   1.00         5.33            3,002        0.67           5.18          0.67             5.18
   1.00         3.63            2,739        0.67           3.62          0.67             3.62
-----------------------------------------------------------------------------------------------------

+ Annualized
* Not Annualized

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout the Six Months Ended June 30, 1999 (Unaudited) and the Years Ended December 31,


                                Net Asset                                 Realized              Dividends           Distributions
                                  Value               Net              and Unrealized           from Net                from
                                Beginning          Investment             Gains on             Investment              Capital
                                of Period            Income              Securities              Income                 Gains
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                              $1.00              $0.02                 $0.00                 $(0.02)                $0.00
1998                               1.00               0.05                  0.00                  (0.05)                 0.00
1997                               1.00               0.05                  0.00                  (0.05)                 0.00
1996                               1.00               0.05                  0.00                  (0.05)                 0.00
1995                               1.00               0.06                  0.00                  (0.06)                 0.00
1994                               1.00               0.04                  0.00                  (0.04)                 0.00
INVESTOR SHARE CLASS
1999                              $1.00              $0.02                 $0.00                 $(0.02)                $0.00
1998                               1.00               0.05                  0.00                  (0.05)                 0.00
1997                               1.00               0.05                  0.00                  (0.05)                 0.00
1996                               1.00               0.05                  0.00                  (0.05)                 0.00
1995                               1.00               0.05                  0.00                  (0.05)                 0.00
1994                               1.00               0.04                  0.00                  (0.04)                 0.00
---------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                              $1.00              $0.01                 $0.00                 $(0.01)                $0.00
1998                               1.00               0.03                  0.00                  (0.03)                 0.00
1997                               1.00               0.03                  0.00                  (0.03)                 0.00
1996                               1.00               0.03                  0.00                  (0.03)                 0.00
1995                               1.00               0.03                  0.00                  (0.03)                 0.00
1994                               1.00               0.02                  0.00                  (0.02)                 0.00
INVESTOR SHARE CLASS
1999                              $1.00              $0.01                 $0.00                 $(0.01)                $0.00
1998                               1.00               0.03                  0.00                  (0.03)                 0.00
1997                               1.00               0.03                  0.00                  (0.03)                 0.00
1996                               1.00               0.03                  0.00                  (0.03)                 0.00
1995                               1.00               0.03                  0.00                  (0.03)                 0.00
1994                               1.00               0.02                  0.00                  (0.02)                 0.00
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)


                                                                       Ratio of
                                                       Ratio of Net   Expenses to     Ratio of Net
                               Net        Ratio of      Investment      Average     Investment Income
Net Asset                    Assets      Expenses to    Income to     Net Assets     to Average Net
Value End                    End of        Average       Average      (Excluding    Assets (Excluding
of Period   Total Return   Period(000)   Net Assets     Net Assets     Waivers)         Waivers)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

  $1.00         2.35%*       $998,453        0.32%+        4.69%+         0.55%+           4.46%+
   1.00         5.33          941,295        0.33          5.21           0.56             4.98
   1.00         5.41          737,736        0.32          5.29           0.56             5.05
   1.00         5.13          598,715        0.43          5.02           0.58             4.87
   1.00         5.64          475,688        0.41          5.50           0.56             5.35
   1.00         3.97          460,583        0.41          3.93           0.56             3.78

  $1.00         2.16%*       $224,668        0.68%+        4.33%+         1.05%+           3.96%+
   1.00         4.97          219,576        0.69          4.85           1.06             4.48
   1.00         5.12            1,282        0.59          5.00           0.85             4.74
   1.00         4.87            1,466        0.68          4.77           0.83             4.62
   1.00         5.38            1,358        0.66          5.22           0.81             5.07
   1.00         3.71              605        0.66          4.13           0.81             3.98
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

  $1.00         1.39%*       $231,209        0.35%+        2.78%+         0.58%+           2.55%+
   1.00         3.21          272,834        0.35          3.17           0.56             2.95
   1.00         3.36          250,260        0.33          3.32           0.57             3.08
   1.00         3.14          187,629        0.40          3.10           0.56             2.94
   1.00         3.49          167,945        0.41          3.44           0.56             3.29
   1.00         2.50          161,054        0.43          2.52           0.59             2.36

  $1.00         1.26%*       $ 67,460        0.60%+        2.53%+         1.08%+           2.05%+
   1.00         2.96           67,480        0.60          2.92           1.06             2.45
   1.00         3.10            2,978        0.58          3.07           0.89             2.76
   1.00         2.88            2,807        0.65          2.85           0.81             2.69
   1.00         3.24            3,244        0.66          3.19           0.81             3.04
   1.00         2.24            4,204        0.68          2.31           0.84             2.15
-----------------------------------------------------------------------------------------------------

+ Annualized
* Not Annualized

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout the Six Months Ended June 30, 1999 (Unaudited) and the Years Ended December 31,


                             Net Asset                                  Realized                Dividends           Distributions
                               Value               Net               and Unrealized             from Net                from
                             Beginning          Investment          Gains (Losses) on          Investment              Capital
                             of Period            Income               Securities                Income                 Gains
---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                          $10.36              $0.28                  $(0.48)                 $(0.28)               $(0.01)
1998                           10.35               0.57                    0.16                   (0.59)                (0.13)
1997                           10.06               0.60                    0.30                   (0.60)                (0.01)
1996                           10.32               0.59                   (0.26)                  (0.59)                 0.00
1995                            9.30               0.59                    1.02                   (0.59)                 0.00
1994                           10.23               0.54                   (0.93)                  (0.54)                 0.00
INVESTOR SHARE CLASS
1999                          $10.41              $0.24                  $(0.46)                 $(0.25)               $(0.01)
1998                           10.38               0.53                    0.17                   (0.54)                (0.13)
1997                           10.09               0.59                    0.29                   (0.58)                (0.01)
1996                           10.35               0.57                   (0.26)                  (0.57)                 0.00
1995                            9.32               0.55                    1.04                   (0.56)                 0.00
1994                           10.24               0.50                   (0.90)                  (0.52)                 0.00
---------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                          $10.32              $0.25                  $(0.30)                 $(0.24)               $ 0.00
1998                           10.04               0.52                    0.28                   (0.52)                 0.00
1997                            9.85               0.56                    0.19                   (0.56)                 0.00
1996                           10.06               0.54                   (0.21)                  (0.54)                 0.00
1995                            9.33               0.54                    0.73                   (0.54)                 0.00
1994                           10.08               0.47                   (0.75)                  (0.47)                 0.00
INVESTOR SHARE CLASS
1999                          $10.31              $0.22                  $(0.30)                 $(0.21)               $ 0.00
1998                           10.04               0.47                    0.27                   (0.47)                 0.00
1997                            9.85               0.57                    0.16                   (0.54)                 0.00
1996                           10.05               0.49                   (0.18)                  (0.51)                 0.00
1995                            9.32               0.49                    0.76                   (0.52)                 0.00
1994                           10.07               0.43                   (0.73)                  (0.45)                 0.00
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)

                                                                       Ratio of
                                                       Ratio of Net   Expenses to     Ratio of Net
                               Net        Ratio of      Investment      Average     Investment Income
Net Asset                    Assets      Expenses to    Income to     Net Assets     to Average Net     Portfolio
Value End                    End of        Average       Average      (Excluding    Assets (Excluding   Turnover
of Period   Total Return   Period(000)   Net Assets     Net Assets     Waivers)         Waivers)          Rate
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

 $ 9.87         (1.99)%*     $160,855        0.69%+         5.53%+        0.84%+           5.38%+           158%*
  10.36          7.13         171,753        0.72           5.43          0.86             5.28             157
  10.35          9.22         141,148        0.71           5.95          0.81             5.85             233
  10.06          3.42         123,930        0.73           5.92          0.83             5.82             194
  10.32         17.75         125,563        0.74           5.97          0.84             5.87              59
   9.30         (3.82)         92,402        0.72           5.45          0.82             5.35             126

 $ 9.93         (2.12)%*     $    397        1.19%+         5.03%+        1.34%+           4.88%+           158%*
  10.41          6.81             436        1.18           4.97          1.32             4.82             157
  10.38          8.92             428        0.96           5.71          1.12             5.55             233
  10.09          3.24             459        0.98           5.65          1.08             5.55             194
  10.35         17.40             646        0.99           5.72          1.09             5.62              59
   9.32         (3.97)            442        0.98           5.38          1.08             5.28             126
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

 $10.03         (0.51)%*     $ 37,742        0.84%+         4.91%+        0.99%+           4.76%+            54%*
  10.32          8.16          43,062        0.81           5.04          0.95             4.90             106
  10.04          7.93          51,934        0.71           5.69          0.81             5.59             283
   9.85          3.51          56,895        0.74           5.38          0.84             5.28             179
  10.06         13.86          73,466        0.73           5.48          0.83             5.38             115
   9.33         (2.78)         91,002        0.74           4.88          0.84             4.78             124

 $10.02         (0.76)%*     $     48        1.34%+         4.40%+        1.49%+           4.25%+            54%*
  10.31          7.56              63        1.26           4.59          1.40             4.45             106
  10.04          7.66             104        0.96           5.44          1.10             5.30             283
   9.85          3.30             251        0.99           4.87          1.09             4.77             179
  10.05         13.59           2,946        0.98           5.18          1.08             5.08             115
   9.32         (3.03)          1,133        1.02           5.05          1.12             4.95             124
-----------------------------------------------------------------------------------------------------------------

+ Annualized
* Not Annualized

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout the Six Months Ended June 30, 1999 (Unaudited) and the Years Ended December 31,


                             Net Asset                                  Realized                Dividends           Distributions
                               Value               Net               and Unrealized             from Net                from
                             Beginning          Investment          Gains (Losses) on          Investment              Capital
                             of Period            Income               Securities                Income                 Gains
---------------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                          $10.53              $ 0.22                 $(0.35)                 $(0.22)               $ 0.00
1998                           10.41                0.47                   0.12                   (0.47)                 0.00
1997                            9.99                0.49                   0.42                   (0.49)                 0.00
1996                           10.20                0.50                  (0.21)                  (0.50)                 0.00
1995                            9.26                0.48                   0.94                   (0.48)                 0.00
1994                           10.23                0.44                  (0.94)                  (0.44)                (0.03)
INVESTOR SHARE CLASS
1999                          $10.51              $ 0.20                 $(0.36)                 $(0.19)               $ 0.00
1998                           10.39                0.42                   0.12                   (0.42)                 0.00
1997                            9.97                0.47                   0.41                   (0.46)                 0.00
1996                           10.18                0.43                  (0.17)                  (0.47)                 0.00
1995                            9.24                0.43                   0.97                   (0.46)                 0.00
1994                           10.22                0.40                  (0.93)                  (0.42)                (0.03)
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                          $10.82              $ 0.12                 $(1.30)                 $ 0.00                $(0.03)
1998                            9.64                0.39                   1.07                   (0.18)                (0.10)
1997                           10.24                0.43                  (1.03)                   0.00                  0.00
1996                           10.58                0.48                  (0.18)                  (0.64)                 0.00
1995                            9.54                0.62                   1.38                   (0.96)                 0.00
1994                           10.43                0.56                  (0.72)                  (0.55)                (0.18)
INVESTOR SHARE CLASS
1999                          $10.80              $ 0.08                 $(1.28)                 $ 0.00                $(0.03)
1998                            9.60                0.38                   1.05                   (0.13)                (0.10)
1997                           10.23                0.49                  (1.12)                   0.00                  0.00
1996                           10.56                0.54                  (0.27)                  (0.60)                 0.00
1995                            9.53                0.52                   1.45                   (0.94)                 0.00
1994                           10.42                0.46                  (0.64)                  (0.53)                (0.18)
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)


                                                                       Ratio of       Ratio of Net
                                                       Ratio of Net   Expenses to   Investment Income
                               Net        Ratio of      Investment      Average     (Loss) to Average
Net Asset                    Assets      Expenses to    Income to     Net Assets       Net Assets       Portfolio
Value End                    End of        Average       Average      (Excluding       (Excluding       Turnover
of Period   Total Return   Period(000)   Net Assets     Net Assets     Waivers)         Waivers)          Rate
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 $10.18         (1.29)%*     $33,670         0.86%+         4.21%+        1.01%+           4.06%+            28%*
  10.53          5.79         35,161         0.83           4.44          0.97             4.30              41
  10.41          9.36         40,441         0.73           4.84          0.84             4.73              54
   9.99          2.96         39,756         0.73           4.95          0.85             4.83              98
  10.20         15.67         50,079         0.75           4.84          0.87             4.72             129
   9.26         (4.93)        53,588         0.71           4.54          0.84             4.41             146

 $10.16         (1.54)%*     $   363         1.36%+         3.71%+        1.51%+           3.56%+            28%*
  10.51          5.31            562         1.29           3.98          1.43             3.84              41
  10.39          9.11            537         0.98           4.59          1.14             4.43              54
   9.97          2.70            680         0.98           4.70          1.10             4.58              98
  10.18         15.43          1,131         1.00           4.59          1.12             4.47             129
   9.24         (5.27)         1,059         0.97           4.35          1.10             4.22             146
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 $ 9.61        (10.93)%*     $14,986         1.48%+         2.43%+        1.53%+           2.38%+            33%*
  10.82         15.15         17,482         1.38           3.62          1.42             3.57              79
   9.64         (5.86)        15,574         1.22           4.08          1.22             4.08              52
  10.24          2.82         17,561         1.11           4.66          1.11             4.66              85
  10.58         20.99         17,433         1.10           5.86          1.16             5.80             105
   9.54         (1.47)        15,021         1.16           5.09          1.22             5.03             138

 $ 9.57        (11.14)%*     $    39         1.98%+         1.93%+        2.03%+           1.88%+            33%*
  10.80         14.84             53         1.83           3.17          1.87             3.12              79
   9.60         (6.16)            68         1.47           3.83          1.51             3.78              52
  10.23          2.62            112         1.36           4.43          1.36             4.43              85
  10.56         20.68            125         1.35           5.57          1.41             5.51             105
   9.53         (1.71)            87         1.41           5.03          7.54            (1.10)            138
-----------------------------------------------------------------------------------------------------------------

+ Annualized
* Not Annualized

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout the Six Months Ended June 30, 1999 (Unaudited) and the Years Ended December 31,


                             Net Asset                                  Realized                Dividends           Distributions
                               Value               Net               and Unrealized             from Net                from
                             Beginning          Investment          Gains (Losses) on          Investment              Capital
                             of Period            Income               Securities                Income                 Gains
---------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                          $11.83              $0.12                  $ 0.71                  $(0.12)               $(0.13)
1998                           12.73               0.27                    0.82                   (0.27)                (1.72)
1997                           10.98               0.32                    2.06                   (0.32)                (0.31)
1996                           10.75               0.35                    1.02                   (0.35)                (0.79)
1995                            9.53               0.39                    1.65                   (0.39)                (0.43)
1994                           10.04               0.30                   (0.50)                  (0.30)                (0.01)
INVESTOR SHARE CLASS
1999                          $11.86              $0.08                  $ 0.71                  $(0.08)               $(0.13)
1998                           12.73               0.21                    0.85                   (0.21)                (1.72)
1997                           10.98               0.30                    2.06                   (0.30)                (0.31)
1996                           10.75               0.30                    1.04                   (0.32)                (0.79)
1995                            9.53               0.34                    1.67                   (0.36)                (0.43)
1994                           10.03               0.27                   (0.49)                  (0.27)                (0.01)
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)

                                                                       Ratio of
                                                       Ratio of Net   Expenses to     Ratio of Net
                               Net        Ratio of      Investment      Average     Investment Income
Net Asset                    Assets      Expenses to    Income to     Net Assets     to Average Net     Portfolio
Value End                    End of        Average       Average      (Excluding    Assets (Excluding   Turnover
of Period   Total Return   Period(000)   Net Assets     Net Assets     Waivers)         Waivers)          Rate
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 $12.41          7.06%*      $84,438         1.00%+         2.04%+        1.00%+           2.04%+            55%*
  11.83          9.97         75,793         1.03           2.06          1.03             2.06              84
  12.73         22.10         68,523         0.93           2.68          0.93             2.68             111
  10.98         13.15         54,546         0.94           3.14          0.94             3.14             104
  10.75         21.85         49,899         0.92           3.74          0.92             3.74              85
   9.53         (2.11)        72,086         0.94           3.11          0.94             3.11              85

 $12.44          6.77%*      $ 3,549         1.50%+         1.54%+        1.50%+           1.54%+            55%*
  11.86          9.72          3,657         1.49           1.60          1.49             1.60              84
  12.73         21.80          4,157         1.18           2.43          1.24             2.37             111
  10.98         12.86          3,710         1.19           2.89          1.19             2.89             104
  10.75         21.52          3,949         1.22           3.36          1.22             3.36              85
   9.53         (2.29)         2,894         1.24           2.86          1.34             2.76              85
-----------------------------------------------------------------------------------------------------------------

+ Annualized
* Not Annualized

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout the Six Months Ended June 30, 1999 (Unaudited) and the Years Ended December 31,

                                      Net Asset                                     Realized                Dividends
                                        Value                 Net                and Unrealized             from Net
                                      Beginning           Investment            Gains (Losses) on          Investment
                                      of Period          Income (Loss)             Securities                Income
----------------------------------------------------------------------------------------------------------------------
VALUE FUND
----------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                   $12.33               $ 0.07                   $ 1.79                  $(0.07)
1998                                    16.51                 0.19                     0.86                   (0.19)
1997                                    13.24                 0.24                     3.75                   (0.24)
1996                                    12.26                 0.29                     2.18                   (0.29)
1995                                     9.79                 0.34                     2.74                   (0.35)
1994                                    10.30                 0.35                    (0.35)                  (0.34)
INVESTOR SHARE CLASS
1999                                   $12.32               $ 0.04                   $ 1.79                  $(0.04)
1998                                    16.54                 0.12                     0.82                   (0.12)
1997                                    13.26                 0.20                     3.76                   (0.20)
1996                                    12.28                 0.25                     2.18                   (0.25)
1995                                     9.80                 0.32                     2.74                   (0.32)
1994                                    10.30                 0.31                    (0.33)                  (0.31)
----------------------------------------------------------------------------------------------------------------------
GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                   $17.10               $(0.01)                  $ 1.04                  $ 0.00
1998                                    14.57                 0.00                     4.20                   (0.02)
1997                                    13.06                 0.12                     2.97                   (0.12)
1996                                    11.61                 0.17                     2.31                   (0.17)
1995                                     9.73                 0.16                     2.88                   (0.16)
1994                                    10.21                 0.16                    (0.36)                  (0.16)
INVESTOR SHARE CLASS
1999                                   $17.06               $(0.05)                  $ 1.04                  $ 0.00
1998                                    14.60                (0.07)                    4.18                    0.00
1997                                    13.09                 0.08                     2.97                   (0.08)
1996                                    11.62                 0.14                     2.33                   (0.14)
1995                                     9.74                 0.12                     2.89                   (0.13)
1994                                    10.23                 0.13                    (0.37)                  (0.13)
----------------------------------------------------------------------------------------------------------------------


                                      Distributions
                                          from
                                         Capital
                                          Gains
-----------------------------------------------------------------
VALUE FUND
-------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                     $(0.38)
1998                                      (5.04)
1997                                      (0.48)
1996                                      (1.20)
1995                                      (0.26)
1994                                      (0.17)
INVESTOR SHARE CLASS
1999                                     $(0.38)
1998                                      (5.04)
1997                                      (0.48)
1996                                      (1.20)
1995                                      (0.26)
1994                                      (0.17)
---------------------------------------------------------------------------------------------
GROWTH FUND
-----------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                     $(0.25)
1998                                      (1.65)
1997                                      (1.46)
1996                                      (0.86)
1995                                      (1.00)
1994                                      (0.12)
INVESTOR SHARE CLASS
1999                                     $(0.25)
1998                                      (1.65)
1997                                      (1.46)
1996                                      (0.86)
1995                                      (1.00)
1994                                      (0.12)
----------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)

                                                                           Ratio of       Ratio of Net
                                                         Ratio of Net     Expenses to   Investment Income
                               Net        Ratio of        Investment        Average     (Loss) to Average
Net Asset                    Assets      Expenses to   Income (Loss) to   Net Assets       Net Assets       Portfolio
Value End                    End of        Average         Average        (Excluding       (Excluding       Turnover
of Period   Total Return   Period(000)   Net Assets       Net Assets       Waivers)         Waivers)          Rate
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
 $13.74         15.13%*      $176,510        1.03%+           1.13%+          1.03%+           1.13%+            10%*
  12.33          5.47         170,945        1.05             1.23            1.05             1.23              55
  16.51         30.49         220,618        1.01             1.57            1.01             1.57              79
  13.24         20.43         164,710        1.03             2.19            1.03             2.19              58
  12.26         32.02         131,243        1.05             3.07            1.05             3.07              37
   9.79          0.00          61,557        1.06             3.45            1.06             3.45              38

 $13.73         14.88%*      $  3,695        1.53%+           0.63%+          1.53%+           0.63%+            10%*
  12.32          4.66           1,624        1.50             0.78            1.50             0.78              55
  16.54         30.20           1,965        1.26             1.32            1.32             1.26              79
  13.26         20.09           1,672        1.28             1.94            1.28             1.94              58
  12.28         31.72           1,497        1.33             2.79            1.33             2.79              37
   9.80         (0.21)            731        1.37             3.13            1.37             3.13              38
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
 $17.88          6.02%*      $197,915        1.02%+          (0.15)%+         1.02%+          (0.15)%+           18%*
  17.10         30.23         184,601        1.06             0.01            1.06             0.01              65
  14.57         23.98         132,649        1.02             0.79            1.02             0.79              62
  13.06         21.69          95,215        1.02             1.36            1.02             1.36              58
  11.61         31.60          78,216        1.02             1.37            1.02             1.37              71
   9.73         (2.05)         82,710        1.02             1.58            1.03             1.57              68

 $17.80          5.80%*      $  3,701        1.52%+          (0.65)%+         1.52%+          (0.65)%+           18%*
  17.06         29.52           3,533        1.52            (0.45)           1.52            (0.45)             65
  14.60         23.65           3,485        1.27             0.54            1.33             0.48              62
  13.09         21.41           3,031        1.27             1.11            1.27             1.11              58
  11.62         31.29           2,681        1.31             1.10            1.31             1.10              71
   9.74         (2.42)          1,530        1.33             1.30            1.33             1.30              68
---------------------------------------------------------------------------------------------------------------------

+ Annualized
* Not Annualized

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout the Six Months Ended June 30, 1999 (Unaudited) and the Years Ended December 31,

                                      Net Asset                                     Realized                Dividends
                                        Value                 Net                and Unrealized             from Net
                                      Beginning           Investment            Gains (Losses) on          Investment
                                      of Period          Income (Loss)             Securities                Income
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                   $18.97               $ 0.09                   $ 0.55                  $ 0.00
1998                                    15.38                 0.01                     3.85                   (0.09)
1997                                    15.83                 0.04                     0.68                   (0.08)
1996                                    14.56                 0.06                     1.37                   (0.04)
1995                                    13.00                 0.07                     1.75                   (0.06)
1994                                    12.59                 0.02                     0.40                    0.00
INVESTOR SHARE CLASS
1999                                   $18.91               $ 0.06                   $ 0.54                  $ 0.00
1998                                    15.34                (0.08)                    3.86                   (0.03)
1997                                    15.79                 0.01                     0.66                   (0.03)
1996                                    14.52                 0.04                     1.35                    0.00
1995                                    12.96                 0.05                     1.73                   (0.02)
1994                                    12.58                 0.02                     0.37                    0.00
----------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                   $12.22               $(0.06)                  $(0.35)                 $ 0.00
1998                                    13.38                (0.11)                   (0.82)                   0.00
1997                                    13.03                (0.09)                    2.07                    0.00
1996                                    12.46                (0.03)                    2.38                    0.00
1995                                     9.57                 0.02                     3.05                   (0.02)
1994                                    10.24                 0.03                    (0.67)                  (0.03)
INVESTOR SHARE CLASS
1999                                   $12.04               $(0.09)                  $(0.27)                 $ 0.00
1998                                    13.29                (0.10)                   (0.92)                   0.00
1997                                    13.00                (0.13)                    2.05                    0.00
1996                                    12.46                (0.07)                    2.39                    0.00
1995                                     9.58                (0.01)                    3.05                    0.00
1994                                    10.25                 0.00                    (0.67)                   0.00
----------------------------------------------------------------------------------------------------------------------


                                      Distributions
                                          from
                                         Capital
                                          Gains
-----------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                     $ 0.00
1998                                      (0.18)
1997                                      (1.09)
1996                                      (0.15)
1995                                      (0.20)
1994                                      (0.01)
INVESTOR SHARE CLASS
1999                                     $ 0.00
1998                                      (0.18)
1997                                      (1.09)
1996                                      (0.15)
1995                                      (0.20)
1994                                      (0.01)
---------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                     $ 0.00
1998                                      (0.23)
1997                                      (1.63)
1996                                      (1.78)
1995                                      (0.16)
1994                                       0.00
INVESTOR SHARE CLASS
1999                                     $ 0.00
1998                                      (0.23)
1997                                      (1.63)
1996                                      (1.78)
1995                                      (0.16)
1994                                       0.00
----------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                       JUNE 30, 1999 (Unaudited)

                                                                      Ratio of Net    Ratio of      Ratio of Net
                                                                       Investment     Expenses    Investment Income
               Net Asset                                 Ratio of        Income      to Average   (Loss) to Average
Contribution     Value                    Net Assets    Expenses to    (Loss) to     Net Assets      Net Assets       Portfolio
(Return) of     End of                      End of        Average       Average      (Excluding      (Excluding       Turnover
  Capital       Period     Total Return   Period(000)   Net Assets     Net Assets     Waivers)        Waivers)          Rate
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
   $0.00        $19.61          3.37%*     $150,637        1.30%+         0.97%+        1.30%+           0.97%+           17%*
    0.00         18.97         25.43        142,862        1.38           0.02          1.38             0.02             31
    0.00         15.38          4.56         85,440        1.35           0.23          1.35             0.23             17
    0.03         15.83         10.09(B)      96,442        1.36           0.44          1.36             0.44              9
    0.00         14.56         14.03         77,519        1.38           0.70          1.38             0.70             11
    0.00         13.00          3.32         41,324        1.43           0.21          1.46             0.18              6

   $0.00        $19.51          3.12%*     $  1,212        1.80%+         0.47%+        1.80%+           0.47%+           17%*
    0.00         18.91         24.87          1,015        1.83          (0.43)         1.83            (0.43)            31
    0.00         15.34          4.28          1,245        1.60          (0.05)         1.65            (0.10)            17
    0.03         15.79          9.85(B)       1,608        1.61           0.20          1.61             0.20              9
    0.00         14.52         13.79          1,686        1.68           0.42          1.68             0.42             11
    0.00         12.96          3.08          1,179        1.73           0.03          2.22            (0.46)             6
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
   $0.00        $11.81         (3.36)%*    $ 38,421        1.20%+        (0.93)%+       1.20%+          (0.93)%+          37%*
    0.00(A)      12.22         (6.52)        45,899        1.17          (0.84)         1.17            (0.84)           151
    0.00         13.38         15.89         41,945        1.04          (0.72)         1.04            (0.72)           170
    0.00         13.03         19.42         36,375        1.05          (0.27)         1.05            (0.27)           158
    0.00         12.46         32.13         23,844        1.10           0.18          1.10             0.18            142
    0.00          9.57         (6.27)        31,527        1.06           0.27          1.06             0.27             43

   $0.00        $11.68         (2.99)%*    $    507        1.70%+        (1.43)%+       1.70%+          (1.43)%+          37%*
    0.00(A)      12.04         (7.25)           874        1.63          (1.30)         1.63            (1.30)           151
    0.00         13.29         15.45            552        1.29          (0.97)         1.35            (1.03)           170
    0.00         13.00         19.18            579        1.30          (0.52)         1.30            (0.52)           158
    0.00         12.46         31.73            553        1.39          (0.08)         1.39            (0.08)           142
    0.00          9.58         (6.54)           294        1.38           0.02          1.38             0.02             43
-------------------------------------------------------------------------------------------------------------------------------

 +   Annualized

 *   Not Annualized

(A)  Per share was less than $0.005.

(B) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Class and the Investor Class would have been 9.87% and 9.64%, respectively.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a Share Outstanding Throughout the Six Months Ended June 30, 1999 (Unaudited) and the Years Ended December 31,

                                      Net Asset                                     Realized                Dividends
                                        Value                 Net                and Unrealized             from Net
                                      Beginning           Investment            Gains (Losses) on          Investment
                                      of Period          Income (Loss)             Securities                Income
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND
----------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                   $ 8.37               $ 0.17                   $ 0.34                  $(0.17)
1998                                     9.95                 0.37                    (1.58)                  (0.31)
1997(1)                                 10.00                 0.00                    (0.05)                   0.00
INVESTOR SHARE CLASS
1999                                   $10.63               $ 0.18                   $ 0.45                  $(0.15)
1998(2)                                 10.00                 0.08                     0.66                   (0.11)
----------------------------------------------------------------------------------------------------------------------
ASIAN TIGERS FUND
----------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                   $ 6.73               $ 0.01                   $ 2.59                  $ 0.00
1998                                     7.60                 0.07                    (0.93)                  (0.01)
1997                                    11.91                 0.04                    (4.32)                  (0.02)
1996                                    10.45                 0.02                     1.48                   (0.04)
1995                                     9.47                 0.12                     0.98                   (0.12)
1994(3)                                 10.00                 0.03                    (0.53)                  (0.02)
INVESTOR SHARE CLASS
1999                                   $ 6.67               $(0.01)                  $ 2.57                  $ 0.00
1998                                     7.57                 0.04                    (0.94)                   0.00
1997                                    11.89                 0.05                    (4.36)                   0.00
1996                                    10.44                (0.02)                    1.48                   (0.01)
1995                                     9.47                 0.11                     0.95                   (0.09)
1994(4)                                 10.00                 0.01                    (0.53)                   0.00
----------------------------------------------------------------------------------------------------------------------
LATIN AMERICA EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                   $ 8.12               $ 0.04                   $ 2.27                  $(0.01)
1998                                    13.13                 0.18                    (4.96)                  (0.15)
1997                                    10.24                 0.05                     3.54                   (0.03)
1996(5)                                 10.00                (0.02)                    0.26                    0.00
----------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                   $ 8.72               $ 0.01                   $ 0.28                  $(0.01)
1998(6)                                 10.00                 0.01                    (1.28)                  (0.01)
INVESTOR SHARE CLASS
1999                                   $ 8.54               $(0.01)                  $ 0.28                  $ 0.00
1998(6)                                 10.00                (0.01)                   (1.44)                  (0.01)
----------------------------------------------------------------------------------------------------------------------


                                      Distributions
                                          from
                                         Capital
                                          Gains
-----------------------------------------------------------------
REAL ESTATE FUND
-------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                     $ 0.00
1998                                       0.00
1997(1)                                    0.00
INVESTOR SHARE CLASS
1999                                     $ 0.00
1998(2)                                    0.00
---------------------------------------------------------------------------------------------
ASIAN TIGERS FUND
-----------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                     $ 0.00
1998                                       0.00
1997                                      (0.01)
1996                                      (0.02)
1995                                       0.00
1994(3)                                   (0.01)
INVESTOR SHARE CLASS
1999                                     $ 0.00
1998                                       0.00
1997                                      (0.01)
1996                                      (0.02)
1995                                       0.00
1994(4)                                   (0.01)
----------------------------------------------------------------------------------------------------------------------
LATIN AMERICA EQUITY FUND
----------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                     $ 0.00
1998                                      (0.08)
1997                                      (0.67)
1996(5)                                    0.00
----------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
COMMON SHARE CLASS
1999                                     $ 0.00
1998(6)                                    0.00
INVESTOR SHARE CLASS
1999                                     $ 0.00
1998(6)                                    0.00
----------------------------------------------------------------------------------------------------------------------

(1) Commenced operations on December 31, 1997.
(2) Commenced operations on October 8, 1998.
(3) Commenced operations on January 3, 1994.
(4) Commenced operations on January 12, 1994.
(5) Commenced operations on July 1, 1996.
(6) Commenced operations on June 30, 1998.

    The accompanying notes are an integral part of the financial statements.

                                              JUNE 30, 1999 (Unaudited)

                                                                    Ratio of                             Ratio of Net
                                                                      Net                              Investment Income
                                                   Ratio of        Investment      Ratio of Expenses   (Loss) to Average
Contribution   Net Asset            Net Assets    Expenses to   Income (Loss) to    to Average Net        Net Assets
(Return) of    Value End   Total      End of        Average         Average        Assets (Excluding      (Excluding
  Capital      of Period   Return   Period(000)   Net Assets       Net Assets          Waivers)            Waivers)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $ 0.00       $ 8.71       6.23%*   $ 7,954         1.52%+           4.27%+             2.37%+              3.89%+
    (0.06)        8.37     (12.35)      7,022         1.41             4.68               1.78                4.31
     0.00         9.95       0.00       2,985         1.31            (1.31)              1.61               (1.61)

   $ 0.00       $11.11       5.99%*   $    35         2.02%+           3.77%+             2.87%+              3.39%+
     0.00(A)     10.63       7.35          21         1.91             4.18               2.28                3.81
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $ 0.00       $ 9.33      38.63%*   $42,606         1.56%+           0.17%+             1.56%+              0.17%+
     0.00         6.73     (11.37)     28,202         1.67             0.91               1.67                0.91
     0.00         7.60     (35.98)     34,664         1.60             0.50               1.60                0.50
     0.02        11.91      14.55(B)    33,602        1.54             0.23               1.54                0.23
     0.00        10.45      11.61      23,145         1.52             1.38               1.60                1.30
     0.00         9.47      (5.07)     17,860         1.60             0.45               1.71                0.34

   $ 0.00       $ 9.23      38.38%*   $   243         2.06%+          (0.33)%+            2.06%+             (0.33)%+
     0.00         6.67     (11.89)        178         2.11             0.47               2.11                0.47
     0.00         7.57     (36.25)        334         1.85             0.30               1.89                0.26
     0.02        11.89      14.21(B)       840        1.79            (0.15)              1.79               (0.15)
     0.00        10.44      11.18         733         1.81             1.05               1.88                0.98
     0.00         9.47      (5.37)        705         1.90             0.15               2.75(C)            (0.70)(C)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $ 0.00       $10.42      28.59%*   $22,764         1.96%+           0.88%+             1.96%+              0.88%+
     0.00         8.12     (36.33)     17,993         1.75             1.38               1.75                1.38
     0.00        13.13      35.50      33,271         1.50             0.56               1.50                0.56
     0.00        10.24       2.40      11,490         2.09            (0.55)              2.09               (0.55)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   $ 0.00       $ 9.00       3.50%*   $10,131         1.31%+           0.37%+             1.56%+              0.29%+
     0.00(A)      8.72     (12.68)      8,295         1.53             0.20               1.61                0.12

   $ 0.00       $ 8.81       3.17%*   $   322         1.81%+          (0.13)%+            2.06%+             (0.21)%+
     0.00(A)      8.54     (14.53)        324         2.03            (0.30)              2.11               (0.38)
------------------------------------------------------------------------------------------------------------------------


         Portfolio
         Turnover
           Rate
        --------------------
        --------------------
              10%*
              13
               0*

              10%*
              13*
        --------------------
        --------------------
              48%*
              57
              42
              24
              28
              13*

              48%*
              57
              42
              24
              28
              13*
        --------------------
        --------------------
              90%*
              92
              45
              10*
        --------------------
        --------------------
              43%*
              54*

              43%*
              54*
        --------------------

 + Annualized

 * Not Annualized

(A) Per share was less than $0.05.

(B) The total return for the period ended December 31, 1996 includes this effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Class and the Investor Class would have been 14.36% and 14.02%, respectively.

(C) Ratios are high relative to subsequent years as a result of the low initial asset levels during the Investor Share Class' initial year of operations.

    The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

1. ORGANIZATION

ABN AMRO Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated September 17, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 19 funds: Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, Tax-Exempt Money Market Fund (collectively "the Money Market Funds"), Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Balanced Fund, Limited Volatility Fixed Income Fund (collectively "the Fixed Income Funds"), Value Fund, Growth Fund, International Equity Fund, Small Cap Growth Fund, Real Estate Fund, TransEurope Fund, Asian Tigers Fund, Latin America Equity Fund and Small Cap Value Fund (collectively "the Equity Funds") (all funds collectively "the Funds"). The Limited Volatility Fixed Income Fund and TransEurope Fund had not yet commenced operations as of June 30, 1999. The Trust prospectuses describe each Fund's investment objectives, policies and strategies.
     The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust offers two classes of shares: Common Share Class, previously the Trust Class, and Investor Share Class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.
     Security Valuation--Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price, for the principal exchange, if readily available for such equity securities, on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale for the principal exchange was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less until maturity may be valued at their amortized cost. Foreign securities are valued based upon quotations from the primary market in which they are traded as of the time of the net asset value calculation. The value of securities for which no quotations are readily available (including restricted securities that are not deemed to be liquid) is determined in good faith at fair value under the supervision of the Board of Trustees.
     Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is accreted or amortized ratably to the maturity of the security and is included in interest income.
     Federal Income Taxes--It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are required in the accompanying financial statements.
     Security Transactions and Related Income--Security transactions are accounted for on a trade date plus one basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Purchase discounts and premiums on securities held by the Equity and Fixed Income Funds are accreted and amortized to maturity using the interest method, which approximates the effective interest method.
     Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.
     Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.
     Net Asset Value Per Share--The net asset value per share of each Fund or class of shares is calculated each business day. In general, it is computed by dividing the assets of each Fund or class of shares less its liabilities, by the number of outstanding shares of the Fund or class.
     Foreign Currency Translations--The books and records for the International Fixed Income Fund, Asian Tigers Fund, International Equity Fund and Latin America Equity Fund (the "International Funds") are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
      (i) market value of investment securities, assets and liabilities at the current rate of exchange; and
     (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

                                                       JUNE 30, 1999 (Unaudited)

     For foreign equity securities, the International Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
     The International Funds isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for federal income tax purposes.
     The International Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
     Forward Foreign Currency Contracts--The International Funds may enter into forward foreign currency contracts as hedges against fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded. Gains or losses on the purchase or sale of forward foreign currency contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date.
     The use of forward foreign currency contracts does not eliminate the fluctuations in the underlying prices of a Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
     Malaysian Securities--Effective February 4, 1999, the government of Malaysia imposed restrictions on the repatriation of currency. Principal amounts invested in Malaysia as of February 15, 1999 that were brought into Malaysia on or before September 1, 1998 are subject to a repatriation tax of 10% if repatriated on or before August 31, 1999 or a repatriation tax on capital gains of 10% for currency repatriated after August 31, 1999. Amounts invested in Malaysia after February 15, 1999 are subject to a repatriation tax on capital gains of 30% for currency repatriated in less than one year and 10% for currency repatriated after one year.
     Options--A Fund may purchase put and call options to protect against a decline in the market value of the securities that the Fund may seek to purchase in the future. A Fund purchasing put or call options pays a premium. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.
     Transactions in purchased options for the Latin America Equity Fund for the six months ended June 30, 1999 were as follows:

                                     CONTRACTS   PREMIUM
                                     ---------   -------
Outstanding at December 31, 1998...      --      $   --
Options purchased (Net)............      55       2,750
Options exercised or terminated in
  closing transactions (Net).......      --          --
Options expired (Net)..............      --          --
                                        ---      ------
Outstanding at June 30, 1999.......      55      $2,750
                                        ===      ======

     Maturity Dates--Certain variable rate and floating rate securities of the Funds are subject to "maturity shortening" devices such as put or demand features. Under Rule 2a-7 of the 1940 Act, these securities are deemed to have maturities shorter than the ultimate maturity dates. Accordingly, the maturity dates reflected in the Schedule of Investments are the shorter of the effective put/demand date or the ultimate maturity date.
     Classes--Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     Expenses--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Fund are prorated to the Funds on the basis of relative net assets.
     Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
     Other--Dividends from net investment income for the Equity and Fixed Income Funds are paid to shareholders on a periodic basis. Dividends from net investment income for the Money Market Funds are declared to shareholders daily and distributed monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.
     The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts recorded under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

     Due to the nature of the dividends that the Real Estate Fund receives from REIT's, the Real Estate Fund anticipates it may have a tax basis return of capital.

3. ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Effective July 1, 1998, the Trust and ABN AMRO Fund Services, Inc. (the "Administrator") entered into an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of 0.15% of the average daily net assets of each Fund. The Administrator has agreed to waive a portion of its fee for certain Funds through April, 2000. After April 1, 2000, the Administrator may in its sole discretion cancel, modify or continue this waiver.
     First Data Investor Services Group, Inc. ("Investor Services Group") provides certain administrative services and fund accounting pursuant to a sub-administration agreement with the Administrator.
     First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of First Data Corporation, serves as the distributor of the Funds. The Trust has adopted a distribution plan for the Investor Share Class under the 1940 Act. The Distributor is paid a fee at an annual rate of up to 0.25% of the average daily net assets of the Investor Share Class of each Fund.
     In addition, the Trust has adopted a shareholder servicing plan for the Investor Share Class. The Distributor is paid a fee at an annual rate of up to 0.25% of the average daily net assets of the Investor Share Class of each Fund for its efforts in maintaining client accounts, arranging bank wires, responding to client inquiries concerning services provided on investment and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses. For the current period, the Distributor has waived, on a voluntary basis, a portion of this fee for the Money Market Funds for an indefinite period of time.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES

Organizational costs have been capitalized by the Funds and are being amortized over 60 months, commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs include legal fees for organizational work performed by a law firm of which two officers of the Trust are partners.
     Certain officers of the Trust are also employees of the Administrator, Distributor and/or Advisor. Such officers are paid no fees by the Trust for serving in their roles as officers of the Trust.

5. INVESTMENT ADVISORY AGREEMENT

The Trust has entered into an investment advisory agreement with ABN AMRO Asset Management (USA) Inc., (the "Advisor"), under which the Advisor is entitled to an annual fee equal to 0.60% of the average daily net assets of each of the Fixed Income, Intermediate Government Fixed Income, Limited Volatility Fixed Income and Tax-Exempt Fixed Income Funds; 0.80% of the average daily net assets of each of the International Fixed Income, Value, Growth, Small Cap Growth, and Small Cap Value Funds; 1.00% of the average daily net assets of each of the Real Estate, International Equity, TransEurope, Latin America Equity and Asian Tigers Funds; 0.70% of the average daily net assets of the Balanced Fund; 0.35% of the average daily net assets of each of the Treasury Money Market, Money Market, and Tax-Exempt Money Market Funds, and 0.20% of the average daily net assets of the Government Money Market Fund.
     The Advisor has contractually agreed, through April, 2000, to waive a portion of its advisory fees in an amount equal to 0.10% of the average daily net assets of each of the Fixed Income Funds, except the International Fixed Income Fund. The Advisor has also contractually agreed, through April 1, 2000, to waive a portion of its fee in an amount equal to 0.15% of the average daily net assets of each of the Money Market Funds, except the Government Money Market Fund, and to waive a portion of its fee in an amount equal to 0.30% of the average daily net assets of the Real Estate Fund.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities excluding U.S. Government securities, and temporary cash investments, during the six months ended June 30, 1999 were as follows:

                                       Purchases        Sales
                                         (000)          (000)
                                       ------------------------
Fixed Income                            $62,082        $77,960
Intermediate Government Fixed Income         --             --
Tax-Exempt Fixed Income                   9,554          9,638
International Fixed Income                5,326          5,282
Balanced                                 16,603         17,536
Value                                    16,622         28,523
Growth                                   39,199         33,031
International Equity                     27,206         24,173
Small Cap Growth                         14,956         20,591
Real Estate                               1,447            715
Asian Tigers                             18,338         15,630
Latin America Equity                     17,053         17,094
Small Cap Value                           4,605          3,748

                                                       JUNE 30, 1999 (Unaudited)

     The cost of security purchases and the proceeds from the sale of U.S. Government securities during the six months ended June 30, 1999 were as follows:

                                      Purchases        Sales
                                        (000)          (000)
                                      ------------------------
Fixed Income                          $196,888       $181,493
Intermediate Government Fixed Income    21,275         25,409
Tax-Exempt Fixed Income                     --             --
International Fixed Income                  --             --
Balanced                                32,358         26,958
Value                                       --             --
Growth                                      --             --
International Equity                        --             --
Small Cap Growth                            --             --
Real Estate                                 --             --
Asian Tigers                                --             --
Latin America Equity                        --             --
Small Cap Value                             --             --

     The aggregate gross unrealized appreciation and depreciation, net unrealized appreciation and depreciation, and cost for all securities as computed on a Federal income tax basis, at June 30, 1999, for each Fund is as follows:

                         Gross          Gross       Net Unrealized
                      Appreciated   (Depreciated)    Appreciation
                      Securities     Securities     (Depreciation)     Cost
                         (000)          (000)           (000)         (000)
                      -------------------------------------------------------
Fixed Income            $   195        $(4,106)        $(3,911)      $166,625
Intermediate
  Government Fixed
  Income                     61           (453)           (392)        37,829
Tax-Exempt Fixed
  Income                  1,023           (208)            815         33,030
International Fixed
  Income                     37           (830)           (793)        15,671
Balanced                 19,637         (3,174)         16,463         72,275
Value                    37,562         (8,181)         29,381        155,599
Growth                   64,554         (2,138)         62,416        144,117
International Equity     45,816         (5,032)         40,784        109,708
Small Cap Growth          7,599         (2,060)          5,539         33,701
Real Estate                 241           (365)           (124)         8,050
Asian Tigers             10,245         (1,197)          9,048         32,099
Latin America Equity      3,114         (1,906)          1,208         21,817
Small Cap Value           1,062           (470)            592          9,812

     At December 31, 1998, the following Funds had available realized capital losses to offset future net capital gains through fiscal year ended:

                                        Amount      Expiration
                                        (000)          Date
                                        ----------------------
Treasury Money Market                   $   5          2006
Government Money Market                     2          2002
                                            2          2004
Tax-Exempt Money Market                     1          2005
Intermediate Government Fixed Income       49          2002
                                          447          2003
                                          962          2004
Tax-Exempt Fixed Income                 1,063          2002
                                          307          2003
International Equity                    1,190          2006
Small Cap Growth                        1,482          2006
Real Estate                               114          2006
Asian Tigers                            3,176          2005
                                        7,164          2006
Latin America Equity                    2,398          2006
Small Cap Value                           581          2006

     At December 31, 1998, the following Funds have elected to defer capital losses attributable to Post-October Losses:

                                     Amount
                                     (000)
                                     ------
Fixed Income                          $ 18
Small Cap Growth                       718
Asian Tigers                           808
Latin America Equity                   309
Small Cap Value                          9

7. FOREIGN SECURITIES

Certain Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include revaluation of currencies and future political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. For more detailed information, please refer to the Funds' prospectus or Statement of Additional Information (SAI).

8. TAX INFORMATION

During the fiscal year ended December 31, 1998, the following Funds made distributions from long-term capital gains:

                                   Amount
                                 -----------
Fixed Income                     $   186,422
International Fixed Income            68,656
Balanced                           9,569,124
Value                             63,893,039
Growth                            17,056,206
International Equity               1,314,479
Small Cap Growth                     206,528

9. SUBSEQUENT EVENT

The Board of Trustees of the Trust has voted to terminate the Small Cap Value Fund. On July 31, 1999, all shares of the Fund still outstanding were redeemed.

                            [ABN-AMRO FUNDS LOGO]

------------------
SEMI-ANNUAL REPORT
------------------

JUNE 30, 1999

MONEY MARKET FUNDS
Treasury Money Market Fund(US)
Government Money Market Fund(US)
Money Market Fund(US)
Tax-Exempt Money Market Fund(US)

FIXED INCOME FUNDS
Fixed Income Fund(US)
Intermediate Government Fixed
Income Fund(US)
Tax-Exempt Fixed
Income Fund(US)
Limited Volatility Fixed Income Fund(US)*

BALANCED FUND
Balanced Fund(US)

EQUITY FUNDS
Value Fund(US)
Growth Fund(US)
Small Cap Growth Fund(US)
Real Estate Fund(US)
Small Cap Value Fund(US)

INTERNATIONAL FUNDS
International Fixed Income Fund(US)
International Equity Fund(US)
Asian Tigers Fund(US)
Latin America Equity Fund(US)
TransEurope Fund(US)*


INVESTMENT ADVISOR
ABN AMRO ASSET MANAGEMENT (USA) INC.
208 South LaSalle Street
Fourth Floor
Chicago, IL
60604-1003

ADMINISTRATOR
ABN AMRO FUND SERVICES, INC.
208 South LaSalle Street
Fourth Floor
Chicago, IL
60604-1003

DISTRIBUTOR
FIRST DATA DISTRIBUTORS, INC.
4400 Computer Drive
Westborough, MA 01581

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
2000 One Logan Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 Clarendon Street
Boston, MA 02116-5072

-----------------------------------------------------
*As of the date of this semi annual report, these funds had not yet commenced operations.
For more information, call 1-800-443-4725.
http://www.abnamrofunds-usa.com


 This report and the financial statements contained herein are for the general information of shareholders of the funds named above. This report is not authorized for distribution to prospective investors in a fund unless preceded or accompanied by a currently effective prospectus.




                                                                 ABN-F-011-00699